As filed with the SEC on April 29, 2014
Registration No. 333-123884
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 13 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 76 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
100 Salem Street
Smithfield, Rhode Island 02917
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
CYRUS TARAPOREVALA
President
Fidelity Investments Life Insurance Company
100 Salem Street
Smithfield, Rhode Island 02917
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2014, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

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Fidelity Personal Retirement Annuity®

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Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 60 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, VIP Floating Rate High Income, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

FPRA

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, PIMCO VIT Total Return Portfolio and PIMCO VIT CommodityRealReturn® Strategy Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2014. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 71

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY

Nationally 1-800-544-2442

Date: April 30, 2014

FPRA

Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Making Exchanges Among Investment Options	(Click Here)
Accumulation Units	(Click Here)
Withdrawals	(Click Here)
Systematic Withdrawal Program	(Click Here)
Postponement of Payment	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	(Click Here)
Required Distributions on Death of Owner	(Click Here)
Annuity Date	(Click Here)
Annuity Income	(Click Here)
Contracts Owned by Trusts	(Click Here)
Contracts Owned Under UGMA/UTMA Arrangements	(Click Here)
Abandoned Property	(Click Here)
Reports to Owners	(Click Here)
Tax Considerations	(Click Here)
Other Contract Provisions
Selling the Contracts	(Click Here)
Automatic Annuity Builder	(Click Here)
Dollar Cost Averaging	(Click Here)
Automatic Rebalancing	(Click Here)
Special Provisions for Sales Under Sponsored Arrangements	(Click Here)
More About the Investment Options and the Funds
Changes in Investment Options	(Click Here)
Total Return for an Investment Option	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Appendix A: Table of Accumulation Values	(Click Here)
Appendix B: Table of Accumulation Values	(Click Here)
Appendix C: Table of Accumulation Values	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

FPRA

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Glossary

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Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

FPRA

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Summary of the Contract

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Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 60 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

FPRA

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

FPRA

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%B

B You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.71%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

FPRA

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

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Example

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This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$ 199	$ 615	$ 1,057	$ 2,285

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Facts About Fidelity Investments Life, the Variable Account, and the Funds

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FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

1THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

FPRA

THE FUNDS

There are currently 60 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund*	Seeks income.	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund**	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

* Formerly known as Franklin U.S. Government Fund.

** Formerly known as Templeton Global Bond Securities Fund.

VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

FPRA

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and
  The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.
  We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

FPRA

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

FPRA

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

FPRA

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

FPRA

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

FPRA

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

FPRA

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Funds Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

1 The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

FPRA

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

FPRA

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner's 95th birthday. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

FPRA

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

FPRA

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

FPRA

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

FPRA

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

FPRA

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

______________________________________________________________________________________________________

Other Contract Provisions

________________________________________________________________________________________________________

You should be aware of the following important provisions of your Contract.

FPRA

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

FPRA

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual's spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917, and FDC is 245 Summer Street, Boston, Massachusetts 02210.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

FPRA

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Funds Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

______________________________________________________________________________________________________

More About the Investment Options and the Funds

________________________________________________________________________________________________________

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

FPRA

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

FPRA

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

FPRA

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Appendix A: Table of Accumulation Unit Values

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Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.25	16.43	4,901,101
2012	12.70	14.25	4,655,392
2011	13.09	12.70	4,632,726
2010	11.49	13.09	4,238,908
2009	8.93	11.49	4,636,677
2008	12.58	8.93	5,243,044
2007	10.93	12.58	3,343,873
2006	10.22	10.93	2,321,254
2005	10.00	10.22	875,169

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.66	16.66	2,079,180
2012	11.86	13.66	1,650,660
2011	12.69	11.86	1,871,176
2010	10.94	12.69	1,699,286
2009	8.27	10.94	1,857,538
2008	12.92	8.27	2,168,969
2007	10.90	12.92	1,127,224
2006	10.24	10.90	590,490
2005	10.00	10.24	105,964

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.86	17.72	22,525,495
2012	12.96	14.86	16,113,790
2011	13.49	12.96	14,520,594
2010	11.46	13.49	13,239,282
2009	8.30	11.46	14,902,287
2008	12.60	8.30	15,736,949
2007	11.60	12.60	15,037,047
2006	10.43	11.60	6,904,445
2005	10.00	10.43	1,278,433

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.55	20.47	2,718,024
2012	12.01	14.55	1,034,262
2011	12.26	12.01	582,249
2010	9.37	12.26	1,046,576
2009	6.80	9.37	379,214
2008	10.34	6.80	176,614
2007	11.30	10.34	198,312
2006	10.06	11.30	360,344
2005	10.00	10.06	21,310

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.94	18.14	4,297,781
2012	12.99	14.94	3,557,457
2011	12.05	12.99	1,819,333
2010	10.49	12.05	776,414
2009	8.72	10.49	841,138
2008	11.12	8.72	1,421,264
2007*	10.00	11.12	335,116

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.20	18.58	29,565,831
2012	12.24	14.20	27,836,841
2011	12.60	12.24	27,416,036
2010	10.79	12.60	26,980,360
2009	7.97	10.79	33,563,171
2008	13.92	7.97	35,196,855
2007	11.88	13.92	33,303,074
2006	10.67	11.88	23,590,259
2005	10.00	10.67	7,627,591

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.59	15.97	5,717,623
2012	9.77	11.59	2,882,331
2011	9.92	9.77	2,699,282
2010	7.93	9.92	2,526,993
2009	6.51	7.93	2,627,446
2008	9.87	6.51	2,242,262
2007	10.14	9.87	1,875,175
2006*	10.00	10.14	936,933

* Period from 05/01/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.72	20.34	2,705,551
2012	12.05	14.72	1,461,418
2011	12.40	12.05	1,111,733
2010	10.51	12.40	1,206,153
2009	7.75	10.51	1,443,396
2008	13.22	7.75	1,711,308
2007	12.40	13.22	2,216,643
2006	10.92	12.40	1,669,248
2005	10.00	10.92	650,767

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	8.21	8.50	1,758,457
2012	7.21	8.21	1,756,194
2011	9.15	7.21	2,251,236
2010	7.79	9.15	2,556,263
2009	4.45	7.79	3,596,312
2008*	10.00	4.45	594,009

* Period from 05/01/08 to 12/31/08

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.66	18.18	3,144,460
2012	14.01	14.66	3,542,312
2011	14.79	14.01	4,534,678
2010	12.43	14.79	4,504,436
2009	8.43	12.43	6,284,606
2008	18.50	8.43	6,009,073
2007	12.71	18.50	6,380,335
2006	10.92	12.71	3,821,679
2005	10.00	10.92	1,443,135

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.44	15.88	10,271,453
2012	10.63	12.44	8,542,254
2011	10.57	10.63	8,592,085
2010	9.21	10.57	8,230,257
2009	7.10	9.21	11,334,553
2008	12.42	7.10	13,030,463
2007	12.28	12.42	15,009,995
2006	10.25	12.28	11,422,433
2005	10.00	10.25	2,998,141

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	7.33	9.78	3,029,537
2012	5.73	7.33	2,048,981
2011	7.22	5.73	1,331,933
2010	6.75	7.22	1,776,191
2009	5.31	6.75	2,161,254
2008	10.69	5.31	2,059,335
2007	12.40	10.69	890,903
2006	10.71	12.40	963,779
2005	10.00	10.71	176,435

FPRA

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.83	13.52	24,518,470
2012	12.18	12.83	23,463,433
2011	11.94	12.18	19,405,310
2010	11.13	11.94	13,130,210
2009	10.12	11.13	12,172,701
2008	11.06	10.12	10,172,436
2007	10.45	11.06	7,577,333
2006*	10.00	10.45	1,551,819

* Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.62	14.47	39,144,256
2012	11.49	12.62	32,867,518
2011	11.57	11.49	29,435,891
2010	10.36	11.57	24,946,007
2009	8.73	10.36	25,246,480
2008	11.31	8.73	23,898,069
2007	10.59	11.31	21,509,228
2006*	10.00	10.59	7,775,530

* Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.33	13.40	23,337,145
2012	10.18	11.33	16,986,450
2011	10.41	10.18	13,862,903
2010	9.19	10.41	8,250,419
2009	7.52	9.19	5,451,702
2008*	10.00	7.52	3,007,545

* Period from 05/01/08 to 12/31/08

FPRA

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.05	14.64	30,720,781
2012	10.67	12.05	26,491,205
2011	11.02	10.67	26,083,771
2010	9.66	11.02	23,990,224
2009	7.78	9.66	27,157,999
2008	11.48	7.78	28,124,851
2007	10.68	11.48	25,500,525
2006*	10.00	10.68	9,636,213

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.42	14.55	10,248,121
2012	10.04	11.42	8,773,679
2011	10.62	10.04	9,790,850
2010	9.16	10.62	9,024,552
2009	7.15	9.16	10,267,820
2008	11.59	7.15	10,391,054
2007	10.70	11.59	9,167,550
2006*	10.00	10.70	3,466,268

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.14	17.86	5,101,432
2012	11.50	13.14	5,175,602
2011	11.51	11.50	5,297,267
2010	9.30	11.51	5,031,233
2009	7.28	9.30	6,334,599
2008	13.82	7.28	9,025,967
2007	10.93	13.82	9,431,517
2006	10.27	10.93	5,052,277
2005	10.00	10.27	1,803,239

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.33	17.75	3,973,156
2012	11.28	13.33	2,405,657
2011	11.14	11.28	1,780,175
2010	9.73	11.14	1,615,267
2009	7.67	9.73	2,068,110
2008	13.22	7.67	2,496,680
2007	11.83	13.22	2,157,470
2006	10.50	11.83	1,262,971
2005	10.00	10.50	442,764

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.37	18.38	3,533,282
2012	11.21	13.37	3,332,221
2011	11.00	11.21	2,823,974
2010	8.92	11.00	2,271,041
2009	6.14	8.92	2,713,807
2008	13.70	6.14	1,056,316
2007	11.16	13.70	1,422,323
2006	10.63	11.16	534,023
2005	10.00	10.63	395,529

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.34	19.27	2,488,929
2012	12.14	14.34	2,006,343
2011	12.09	12.14	1,187,366
2010	10.10	12.09	628,981
2009	7.00	10.10	547,996
2008	12.69	7.00	437,051
2007	10.39	12.69	669,240
2006	10.32	10.39	351,467
2005	10.00	10.32	200,441

FPRA

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.67	15.94	588,551
2012	10.47	11.67	362,295
2011	11.54	10.47	409,881
2010	9.27	11.54	466,978
2009	6.65	9.27	448,830
2008	13.04	6.65	593,181
2007	11.13	13.04	699,945
2006	10.29	11.13	301,113
2005	10.00	10.29	124,420

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.37	25.47	7,969,789
2012	13.60	16.37	4,041,322
2011	12.59	13.60	2,970,266
2010	10.77	12.59	1,625,294
2009	8.15	10.77	1,912,488
2008	12.06	8.15	2,492,125
2007	10.99	12.06	1,872,877
2006	10.38	10.99	1,366,037
2005	10.00	10.38	672,323

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.56	17.50	11,853,032
2012	14.53	16.56	11,623,371
2011	14.03	14.53	8,551,314
2010	12.33	14.03	7,783,064
2009	8.60	12.33	10,311,369
2008	11.49	8.60	8,134,253
2007	11.23	11.49	6,700,428
2006	10.12	11.23	5,387,089
2005	10.00	10.12	1,314,867

FPRA

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.24	17.47	22,797,934
2012	11.45	13.24	16,934,828
2011	11.25	11.45	15,331,492
2010	9.81	11.25	14,445,690
2009	7.76	9.81	19,394,904
2008	12.36	7.76	21,161,595
2007	11.75	12.36	17,249,789
2006	10.18	11.75	11,110,059
2005	10.00	10.18	3,586,151

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.68	24.65	2,734,807
2012	14.82	17.68	1,562,283
2011	15.59	14.82	1,854,224
2010	11.93	15.59	1,854,549
2009	8.54	11.93	1,857,466
2008	14.24	8.54	1,809,822
2007	12.09	14.24	1,651,321
2006	10.50	12.09	977,250
2005	10.00	10.50	170,978

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.41	15.04	3,047,331
2012	9.89	12.41	1,875,406
2011	11.34	9.89	1,556,115
2010	9.83	11.34	1,706,316
2009	6.33	9.83	2,346,909
2008	12.86	6.33	2,031,306
2007	12.28	12.86	2,681,015
2006	10.77	12.28	1,809,831
2005	10.00	10.77	861,839

FPRA

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.72	14.42	15,387,787
2012	13.95	14.72	20,720,825
2011	13.04	13.95	18,241,394
2010	12.12	13.04	17,304,391
2009	10.50	12.12	24,871,886
2008	10.88	10.50	20,483,616
2007	10.46	10.88	15,944,880
2006	10.05	10.46	10,241,325
2005	10.00	10.05	2,792,174

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.67	14.96	725,495
2012	12.50	13.67	617,170
2011	12.53	12.50	559,618
2010	11.27	12.53	588,572
2009	9.21	11.27	611,283
2008	12.14	9.21	622,468
2007	11.21	12.14	607,608
2006	10.24	11.21	379,484
2005	10.00	10.24	176,756

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.04	15.88	2,750,794
2012	12.59	14.04	2,809,294
2011	12.66	12.59	2,840,318
2010	11.25	12.66	3,145,768
2009	9.09	11.25	3,491,918
2008	12.14	9.09	4,116,933
2007	11.21	12.14	4,313,329
2006	10.26	11.21	2,570,754
2005	10.00	10.26	950,391

FPRA

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.17	16.16	4,379,172
2012	12.67	14.17	4,068,644
2011	12.75	12.67	3,978,615
2010	11.30	12.75	3,844,470
2009	9.05	11.30	4,437,914
2008	12.44	9.05	4,871,606
2007	11.42	12.44	4,475,895
2006	10.32	11.42	3,210,150
2005	10.00	10.32	651,075

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.97	16.16	6,880,585
2012	12.36	13.97	6,117,316
2011	12.53	12.36	5,658,625
2010	10.97	12.53	5,223,713
2009	8.54	10.97	5,950,156
2008	12.72	8.54	6,231,246
2007	11.57	12.72	5,410,148
2006	10.37	11.57	3,741,303
2005	10.00	10.37	1,039,588

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.10	16.87	4,389,765
2012	12.28	14.10	3,394,264
2011	12.60	12.28	2,880,389
2010	10.91	12.60	2,442,154
2009	8.42	10.91	2,439,002
2008	12.83	8.42	2,398,848
2007	11.65	12.83	2,039,666
2006	10.40	11.65	1,174,503
2005	10.00	10.40	206,213

FPRA

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.70	16.63	4,747,244
2012	11.89	13.70	3,647,478
2011	12.26	11.89	3,169,791
2010	10.58	12.26	2,722,230
2009	8.06	10.58	2,705,337
2008	13.06	8.06	2,846,134
2007	11.77	13.06	2,180,516
2006	10.43	11.77	1,149,901
2005	10.00	10.43	439,594

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.49	14.19	2,695,871
2012	12.70	13.49	1,994,868
2011	12.53	12.70	1,629,562
2010	11.69	12.53	1,642,717
2009	10.20	11.69	1,570,483
2008	11.43	10.20	1,514,842
2007	10.81	11.43	1,643,503
2006	10.14	10.81	958,301
2005	10.00	10.14	234,350

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.03	18.30	1,512,655
2012	12.55	15.03	1,832,389
2011	13.72	12.55	2,079,291
2010	10.71	13.72	2,199,477
2009	6.03	10.71	3,027,697
2008	11.40	6.03	1,178,584
2007*	10.00	11.40	643,425

* Period from 05/01/2007 to 12/31/2007

FPRA

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.23	20.68	11,972,100
2012	13.31	15.23	11,610,782
2011	14.94	13.31	13,346,588
2010	11.63	14.94	13,706,193
2009	8.33	11.63	15,840,387
2008	13.80	8.33	16,196,329
2007	11.99	13.80	16,508,613
2006	10.67	11.99	12,345,307
2005	10.00	10.67	4,406,357

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.42	11.39	45,967,464
2012	11.44	11.42	41,207,237
2011	11.46	11.44	45,466,765
2010	11.46	11.46	43,582,737
2009	11.41	11.46	69,472,560
2008	11.10	11.41	130,232,042
2007	10.59	11.10	99,607,757
2006	10.13	10.59	49,130,393
2005	10.00	10.13	11,524,864

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.05	15.68	6,366,180
2012	10.02	12.05	5,952,246
2011	12.14	10.02	6,706,640
2010	10.76	12.14	6,810,585
2009	8.53	10.76	9,213,388
2008	15.24	8.53	10,333,031
2007	13.04	15.24	11,592,191
2006	11.08	13.04	6,984,118
2005	10.00	11.08	2,174,617

FPRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.87	16.12	4,162,632
2012	13.44	15.87	4,267,723
2011	12.47	13.44	3,039,740
2010	9.60	12.47	2,826,046
2009	6.99	9.60	2,931,071
2008	11.67	6.99	3,006,425
2007	14.23	11.67	2,514,862
2006	10.45	14.23	3,094,808
2005	10.00	10.45	655,914

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.68	16.68	27,839,352
2012	15.13	16.68	32,932,829
2011	14.51	15.13	27,119,466
2010	13.27	14.51	22,121,005
2009	10.22	13.27	25,369,923
2008	11.43	10.22	21,024,112
2007	10.86	11.43	18,325,020
2006	10.09	10.86	8,631,464
2005	10.00	10.09	2,134,260

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.16	21.87	2,745,231
2012	14.64	17.16	2,799,477
2011	16.30	14.64	2,836,042
2010	12.80	16.30	3,089,876
2009	6.55	12.80	4,036,088
2008	13.36	6.55	1,783,810
2007	11.63	13.36	2,356,877
2006	10.78	11.63	1,303,834
2005	10.00	10.78	508,174

FPRA

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.50	12.71	748,972
2012	8.78	10.50	601,168
2011	8.98	8.78	382,670
2010	7.66	8.98	339,691
2009	5.20	7.66	419,363
2008	9.91	5.20	186,431
2007*	10.00	9.91	174,137

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.62	18.85	1,526,350
2012	14.59	15.62	1,525,814
2011	12.93	14.59	1,700,910
2010	11.67	12.93	1,016,925
2009	10.16	11.67	1,188,966
2008	15.82	10.16	1,669,662
2007	13.16	15.82	2,019,921
2006	10.03	13.16	1,212,753
2005	10.00	10.03	104,437

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.45	16.45	2,496,044
2012	10.33	12.45	1,709,451
2011	10.63	10.33	1,877,102
2010	9.05	10.63	2,361,622
2009	6.37	9.05	3,024,805
2008	11.95	6.37	2,419,565
2007	11.74	11.95	2,884,699
2006	10.28	11.74	1,678,696
2005	10.00	10.28	664,719

FPRA

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.02	13.50	898,429
2012	8.82	10.02	658,453
2011	9.62	8.82	856,342
2010	8.76	9.62	1,178,221
2009	6.88	8.76	1,942,228
2008	12.46	6.88	3,147,361
2007	11.95	12.46	2,912,119
2006	10.42	11.95	2,196,605
2005	10.00	10.42	393,652

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.94	18.14	2,735,274
2012	10.98	13.94	2,676,668
2011	12.09	10.98	2,338,143
2010	9.58	12.09	2,492,874
2009	6.10	9.58	3,615,493
2008	12.53	6.10	3,164,073
2007	11.90	12.53	4,461,986
2006	10.27	11.90	2,492,402
2005	10.00	10.27	563,497

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.17	11.62	7,945,272
2012*	9.90	10.17	2,782,600

* Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.15	9.89	1,676,226
2012*	10.05	10.15	2,588,018

* Period from 4/30/2012 to 12/31/2012

** Prior to May 1, 2014, the Subaccount was known as Franklin U.S. Government.

Templeton Global Bond VIP Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.78	10.93	5,931,728
2012*	10.00	10.78	2,718,672

* Period from 4/30/2012 to 12/31/2012

** Prior to May 1, 2014, the Subaccount was known as Templeton Global Bond Securities.

FPRA

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	9.12	11.14	730,192
2012	8.03	9.12	541,960
2011	9.04	8.03	687,120
2010	8.17	9.04	627,923
2009	7.06	8.17	800,430
2008	11.82	7.06	931,410
2007	11.11	11.82	1,175,239
2006*	10.00	11.11	701,638

* Period from 05/01/2006 to 12/31/2006

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.75	15.55	4,398,498
2012	12.90	15.75	4,879,719
2011	15.74	12.90	5,348,329
2010	12.82	15.74	5,702,056
2009	7.55	12.82	5,394,454
2008	14.72	7.55	3,878,690
2007	11.05	14.72	4,179,420
2006*	10.00	11.05	1,369,525

* Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.46	15.89	4,622,592
2012	14.84	17.46	6,691,845
2011	13.90	14.84	4,044,461
2010	12.70	13.90	3,442,774
2009	9.78	12.70	2,502,095
2008	11.53	9.78	1,539,245
2007	10.85	11.53	1,543,526
2006*	10.00	10.85	528,749

* Period from 05/01/2006 to 12/31/2006

FPRA

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.32	13.15	2,035,444
2012	11.13	13.32	2,379,173
2011	13.65	11.13	2,812,884
2010	11.49	13.65	3,695,903
2009	6.78	11.49	4,964,215
2008	15.68	6.78	4,830,811
2007	11.19	15.68	7,732,205
2006*	10.00	11.19	2,406,387

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.52	12.17	1,026,726
2012	9.27	10.52	979,330
2011	9.64	9.27	1,130,061
2010	9.15	9.64	1,542,657
2009	6.92	9.15	2,611,156
2008	12.53	6.92	2,810,210
2007	10.96	12.53	3,479,667
2006*	10.00	10.96	1,933,590

* Period from 05/01/2006 to 12/31/2006

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.20	8.68	949,914
2012*	10.01	10.20	846,293

* Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.36	11.32	20,154,363
2012	10.76	11.36	21,315,779
2011	10.67	10.76	17,433,769
2010	10.15	10.67	12,675,058
2009*	10.00	10.15	7,074,005

* Period from 09/30/2009 to 12/31/2009

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.42	12.15	10,374,566
2012	12.37	13.42	18,226,896
2011	11.10	12.37	12,793,349
2010	10.29	11.10	5,994,647
2009*	10.00	10.29	3,370,528

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.35	12.07	25,210,059
2012	11.29	12.35	30,949,235
2011	10.93	11.29	20,457,985
2010	10.13	10.93	13,552,966
2009*	10.00	10.13	6,465,357

* Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2013 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

______________________________________________________________________________________________________

Appendix B: Table of Accumulation Unit Values

________________________________________________________________________________________________________

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.18	19.82	678,977
2012	15.32	17.18	751,065
2011	15.79	15.32	924,419
2010	13.87	15.79	1,081,728
2009	10.79	13.87	589,716

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	18.17	22.17	244,523
2012	15.79	18.17	218,115
2011	16.88	15.79	269,460
2010	14.57	16.88	295,453
2009	11.02	14.57	210,288

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	20.47	24.41	2,253,483
2012	17.85	20.47	1,854,441
2011	18.58	17.85	1,986,528
2010	15.80	18.58	1,849,881
2009	11.45	15.80	834,704

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	26.30	37.01	295,138
2012	21.71	26.30	98,468
2011	22.16	21.71	60,865
2010	16.95	22.16	161,401
2009	12.31	16.95	18,607

FPRA

FIdelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	18.69	22.71	489,545
2012	16.25	18.69	433,839
2011	15.07	16.25	338,385
2010	13.14	15.07	141,295
2009	10.93	13.14	53,906

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	20.46	26.77	3,388,918
2012	17.63	20.46	3,240,377
2011	18.15	17.63	3,576,199
2010	15.55	18.15	3,901,556
2009	11.50	15.55	2,168,114

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	21.50	29.63	558,879
2012	18.12	21.50	371,891
2011	18.41	18.12	453,166
2010	14.72	18.41	441,387
2009	12.10	14.72	204,334

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	22.24	30.73	266,799
2012	18.20	22.24	165,546
2011	18.74	18.20	159,257
2010	15.90	18.74	161,530
2009	11.73	15.90	83,963

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	21.89	22.68	195,080
2012	19.22	21.89	267,339
2011	24.41	19.22	326,722
2010	20.79	24.41	373,007
2009	11.88	20.79	417,478

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	19.51	24.21	355,007
2012	18.64	19.51	399,682
2011	19.69	18.64	546,257
2010	16.56	19.69	514,662
2009	11.24	16.56	321,464

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	20.53	26.22	885,181
2012	17.56	20.53	755,016
2011	17.44	17.56	765,009
2010	15.21	17.44	771,126
2009	11.73	15.21	429,706

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	18.40	24.55	218,198
2012	14.37	18.40	114,006
2011	18.12	14.37	94,839
2010	16.95	18.12	107,148
2009	13.36	16.95	41,147

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.30	14.01	6,099,824
2012	12.63	13.30	7,150,686
2011	12.37	12.63	7,208,941
2010	11.55	12.37	6,971,892
2009	10.51	11.55	3,460,561

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.77	18.07	7,687,517
2012	14.36	15.77	7,519,285
2011	14.45	14.36	7,892,202
2010	12.96	14.45	7,865,472
2009	10.93	12.96	4,373,362

FPRA

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.66	19.71	4,210,047
2012	14.97	16.66	4,148,743
2011	15.31	14.97	4,098,681
2010	13.52	15.31	4,120,307
2009	11.08	13.52	2,129,825

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.29	20.99	4,503,303
2012	15.31	17.29	4,709,415
2011	15.80	15.31	5,044,629
2010	13.87	15.80	5,222,998
2009	11.18	13.87	3,149,297

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	18.22	23.22	1,364,913
2012	16.01	18.22	1,195,043
2011	16.95	16.01	1,281,344
2010	14.63	16.95	1,282,298
2009	11.42	14.63	764,014

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	20.34	27.63	397,924
2012	17.79	20.34	455,729
2011	17.81	17.79	499,221
2010	14.40	17.81	497,464
2009	11.28	14.40	246,253

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	19.60	26.10	480,783
2012	16.58	19.60	290,021
2011	16.38	16.58	232,898
2010	14.32	16.38	254,352
2009	11.30	14.32	110,927

FPRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	24.76	34.03	248,716
2012	20.77	24.76	278,998
2011	20.37	20.77	263,058
2010	16.52	20.37	159,203
2009	11.39	16.52	99,828

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	23.20	31.18	223,430
2012	19.65	23.20	166,016
2011	19.56	19.65	141,830
2010	16.36	19.56	111,938
2009	11.35	16.36	55,219

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	20.55	28.08	50,725
2012	18.45	20.55	36,919
2011	20.34	18.45	53,171
2010	16.34	20.34	60,991
2009	11.73	16.34	15,396

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	22.95	35.72	941,019
2012	19.07	22.95	541,174
2011	17.66	19.07	391,926
2010	15.11	17.66	186,887
2009	11.44	15.11	114,214

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	19.81	20.93	1,973,933
2012	17.38	19.81	2,160,853
2011	16.78	17.38	1,933,580
2010	14.76	16.78	2,113,722
2009	10.30	14.76	1,547,646

FPRA

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	19.29	25.45	2,553,210
2012	16.68	19.29	1,981,880
2011	16.39	16.68	2,069,488
2010	14.30	16.39	2,101,958
2009	11.33	14.30	1,246,656

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	24.53	34.19	262,551
2012	20.55	24.53	141,286
2011	21.62	20.55	192,356
2010	16.56	21.62	236,230
2009	11.87	16.56	71,790

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	24.99	30.29	207,577
2012	19.92	24.99	135,929
2011	22.85	19.92	113,519
2010	19.82	22.85	130,574
2009	12.78	19.82	100,368

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.57	14.28	3,607,979
2012	13.80	14.57	5,613,950
2011	12.90	13.80	5,904,416
2010	12.01	12.90	6,481,067
2009	10.41	12.01	6,816,054

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.18	17.71	176,446
2012	14.80	16.18	130,886
2011	14.83	14.80	99,294
2010	13.36	14.83	95,615
2009	10.92	13.36	99,232

FPRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.95	19.17	303,842
2012	15.19	16.95	295,121
2011	15.29	15.19	383,022
2010	13.58	15.29	433,478
2009	10.99	13.58	310,244

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.25	19.67	529,592
2012	15.42	17.25	563,794
2011	15.51	15.42	573,382
2010	13.77	15.51	524,850
2009	11.03	13.77	332,697

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	18.30	21.17	897,683
2012	16.19	18.30	876,980
2011	16.42	16.19	867,010
2010	14.39	16.42	839,300
2009	11.21	14.39	445,777

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	18.86	22.57	719,710
2012	16.44	18.86	634,837
2011	16.86	16.44	601,202
2010	14.61	16.86	574,686
2009	11.28	14.61	293,237

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	19.35	23.49	573,691
2012	16.79	19.35	514,707
2011	17.32	16.79	515,834
2010	14.96	17.32	483,120
2009	11.41	14.96	214,534

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.84	14.56	345,570
2012	13.03	13.84	305,983
2011	12.86	13.03	325,591
2010	12.00	12.86	374,473
2009	10.49	12.00	428,331

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	30.47	37.11	170,969
2012	25.44	30.47	209,204
2011	27.81	25.44	256,389
2010	21.72	27.81	243,456
2009	12.25	21.72	137,085

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	21.26	28.86	1,418,258
2012	18.58	21.26	1,450,824
2011	20.85	18.58	1,759,453
2010	16.25	20.85	1,968,201
2009	11.65	16.25	931,562

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.01	9.99	7,072,885
2012	10.03	10.01	6,235,896
2011	10.04	10.03	8,244,096
2010	10.05	10.04	8,440,285
2009	10.02	10.05	12,143,123

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	16.40	21.33	768,094
2012	13.63	16.40	716,319
2011	16.52	13.63	894,839
2010	14.65	16.52	953,424
2009	11.63	14.65	435,058

FPRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	33.85	34.37	418,686
2012	28.65	33.85	517,586
2011	26.59	28.65	401,220
2010	20.48	26.59	325,798
2009	14.94	20.48	163,182

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.24	17.25	7,570,822
2012	15.64	17.24	9,537,467
2011	15.00	15.64	9,824,792
2010	13.73	15.00	9,857,295
2009	10.59	13.73	7,439,054

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	30.62	39.01	299,352
2012	26.12	30.62	286,308
2011	29.07	26.12	331,636
2010	22.85	29.07	444,182
2009	11.70	22.85	330,918

FIdelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	25.48	30.82	49,908
2012	21.28	25.48	53,576
2011	21.78	21.28	26,750
2010	18.60	21.78	42,420
2009	12.62	18.60	10,941

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.92	19.20	246,727
2012	14.86	15.92	278,901
2011	13.17	14.86	427,047
2010	11.90	13.17	151,973
2009	10.36	11.90	76,228

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	24.10	31.83	200,149
2012	19.99	24.10	171,506
2011	20.58	19.99	187,824
2010	17.53	20.58	187,102
2009	12.36	17.53	124,366

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.28	23.28	71,682
2012	15.20	17.28	49,991
2011	16.59	15.20	91,720
2010	15.12	16.59	102,375
2009	11.88	15.12	32,464

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	29.15	37.93	151,930
2012	22.97	29.15	177,496
2011	25.29	22.97	131,485
2010	20.05	25.29	175,445
2009	12.77	20.05	103,994

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.17	11.62	859,930
2012*	9.90	10.17	243,960

* Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.15	9.89	160,877
2012*	10.05	10.15	381,225

* Period from 4/30/2012 to 12/31/2012

** Prior to May 1, 2014, the Subaccount was known as Franklin U.S. Government.

Templeton Global Bond VIP Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.78	10.93	738,890
2012*	10.00	10.78	499,054

* Period from 4/30/2012 to 12/31/2012

** Prior to May 1, 2014, the Subaccount was known as Templeton Global Bond Securities.

FPRA

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.62	17.87	52,174
2012	12.89	14.62	63,745
2011	14.50	12.89	65,703
2010	13.11	14.50	64,332
2009	11.34	13.11	40,175

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	24.82	24.51	589,110
2012	20.34	24.82	702,833
2011	24.80	20.34	797,844
2010	20.22	24.80	1,059,019
2009	11.92	20.22	372,126

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	19.82	18.04	1,074,332
2012	16.84	19.82	1,677,124
2011	15.77	16.84	1,484,986
2010	14.42	15.77	1,404,228
2009	11.11	14.42	687,535

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	23.05	22.76	133,493
2012	19.27	23.05	192,592
2011	23.62	19.27	252,332
2010	19.91	23.62	315,880
2009	11.76	19.91	275,821

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	17.92	20.72	159,478
2012	15.78	17.92	132,360
2011	16.42	15.78	171,283
2010	15.59	16.42	208,972
2009	11.80	15.59	139,334

FPRA

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.20	8.68	130,231
2012*	10.01	10.20	102,745

* Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.35	11.31	6,600,975
2012	10.75	11.35	7,990,946
2011	10.66	10.75	9,243,230
2010	10.15	10.66	10,015,240
2009*	10.00	10.15	4,430,174

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.40	12.14	3,575,437
2012	12.36	13.40	6,632,051
2011	11.09	12.36	6,565,338
2010	10.29	11.09	5,743,275
2009*	10.00	10.29	2,201,234

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.33	12.06	9,480,848
2012	11.28	12.33	13,577,340
2011	10.92	11.28	13,897,608
2010	10.13	10.92	15,137,867
2009*	10.00	10.13	6,454,957

* Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2013 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

______________________________________________________________________________________________________

Appendix C: Table of Accumulation Unit Values

________________________________________________________________________________________________________

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.11	13.99	1,923,279
2012	10.78	12.11	1,668,587
2011	11.10	10.78	1,644,434
2010*	10.00	11.10	1,270,113

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.42	15.17	904,243
2012	10.77	12.42	595,425
2011	11.50	10.77	547,476
2010*	10.00	11.50	276,795

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.78	15.26	8,061,135
2012	11.13	12.78	4,322,151
2011	11.57	11.13	3,461,055
2010*	10.00	11.57	2,510,399

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.41	20.30	1,595,938
2012	11.88	14.41	507,338
2011	12.10	11.88	425,609
2010*	10.00	12.10	502,995

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.93	16.94	2,243,920
2012	12.09	13.93	1,456,382
2011	11.20	12.09	968,502
2010*	10.00	11.20	195,483

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.35	17.49	14,220,324
2012	11.49	13.35	10,503,396
2011	11.81	11.49	8,880,828
2010*	10.00	11.81	7,182,077

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.51	20.02	3,090,296
2012	12.21	14.51	1,214,841
2011	12.39	12.21	1,194,782
2010*	10.00	12.39	991,219

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.94	19.29	1,768,186
2012	11.39	13.94	649,521
2011	11.71	11.39	430,913
2010*	10.00	11.71	395,766

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.46	10.86	704,553
2012	9.18	10.46	679,562
2011	11.63	9.18	552,207
2010*	10.00	11.63	708,862

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.06	16.22	1,902,797
2012	12.46	13.06	1,722,614
2011	13.14	12.46	1,834,995
2010*	10.00	13.14	1,409,126

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.81	17.66	4,721,838
2012	11.79	13.81	3,334,547
2011	11.70	11.79	2,611,047
2010*	10.00	11.70	2,079,377

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.68	15.61	1,227,734
2012	9.11	11.68	904,740
2011	11.47	9.11	354,380
2010*	10.00	11.47	420,998

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.18	11.80	11,025,579
2012	10.60	11.18	9,481,661
2011	10.37	10.60	6,581,274
2010*	10.00	10.37	2,679,215

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.93	13.69	12,364,747
2012	10.84	11.93	7,898,351
2011	10.90	10.84	6,534,348
2010*	10.00	10.90	3,917,725

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.12	14.36	7,145,445
2012	10.87	12.12	5,144,727
2011	11.11	10.87	4,799,482
2010*	10.00	11.11	2,759,073

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.38	15.05	9,968,411
2012	10.94	12.38	6,341,406
2011	11.28	10.94	5,431,233
2010*	10.00	11.28	3,334,068

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.44	15.88	3,866,078
2012	10.92	12.44	2,945,509
2011	11.54	10.92	3,671,065
2010*	10.00	11.54	1,822,278

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.00	19.06	2,350,102
2012	12.23	14.00	1,680,390
2011	12.23	12.23	1,576,060
2010*	10.00	12.23	1,158,302

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.22	18.97	1,877,816
2012	12.02	14.22	853,511
2011	11.85	12.02	603,514
2010*	10.00	11.85	396,655

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.87	20.46	1,984,611
2012	12.45	14.87	1,366,826
2011	12.20	12.45	1,073,476
2010*	10.00	12.20	477,182

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.24	19.17	1,081,027
2012	12.04	14.24	747,512
2011	11.97	12.04	412,967
2010*	10.00	11.97	308,121

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.31	16.84	266,216
2012	11.03	12.31	124,264
2011	12.14	11.03	126,015
2010*	10.00	12.14	140,153

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	15.60	24.31	4,597,695
2012	12.94	15.60	1,713,984
2011	11.96	12.94	1,225,650
2010*	10.00	11.96	364,962

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.50	13.23	12,181,574
2012	10.95	12.50	10,414,111
2011	10.56	10.95	7,276,636
2010*	10.00	10.56	5,675,989

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.68	18.07	14,622,029
2012	11.81	13.68	8,403,582
2011	11.59	11.81	6,213,123
2010*	10.00	11.59	5,590,666

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.88	19.37	2,093,763
2012	11.61	13.88	773,592
2011	12.20	11.61	789,323
2010*	10.00	12.20	843,586

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.03	15.82	1,807,929
2012	10.37	13.03	777,657
2011	11.88	10.37	490,430
2010*	10.00	11.88	321,636

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.30	11.09	10,210,408
2012	10.69	11.30	13,371,276
2011	9.97	10.69	10,146,201
2010*	10.00	9.97	7,855,777

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.81	12.94	172,135
2012	10.78	11.81	151,552
2011	10.79	10.78	14,203
2010*	10.00	10.79	18,452

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.14	13.75	462,536
2012	10.87	12.14	377,223
2011	10.91	10.87	425,880
2010*	10.00	10.91	255,873

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.20	13.94	554,218
2012	10.90	12.20	351,103
2011	10.94	10.90	227,930
2010*	10.00	10.94	467,279

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.46	14.43	862,575
2012	11.01	12.46	771,343
2011	11.14	11.01	794,445
2010*	10.00	11.14	600,022

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.68	15.20	1,084,225
2012	11.03	12.68	577,683
2011	11.30	11.03	292,770
2010*	10.00	11.30	111,507

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.78	15.55	674,558
2012	11.08	12.78	192,639
2011	11.41	11.08	111,731
2010*	10.00	11.41	78,278

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.20	11.80	1,078,747
2012	10.53	11.20	348,892
2011	10.38	10.53	320,517
2010*	10.00	10.38	466,413

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.90	16.96	881,298
2012	11.59	13.90	841,634
2011	12.65	11.59	1,139,529
2010*	10.00	12.65	1,133,684

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.88	16.15	7,766,265
2012	10.36	11.88	5,626,253
2011	11.62	10.36	5,778,480
2010*	10.00	11.62	5,237,933

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.01	10.00	31,390,447
2012	10.01	10.01	21,048,733
2011	10.01	10.01	19,159,498
2010*	10.00	10.01	14,570,311

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.80	15.37	4,059,008
2012	9.79	11.80	2,225,953
2011	11.85	9.79	2,146,816
2010*	10.00	11.85	1,766,211

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.86	14.10	3,236,437
2012	11.72	13.86	2,544,554
2011	10.86	11.72	1,878,065
2010*	10.00	10.86	1,202,381

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.82	11.84	23,480,874
2012	10.71	11.82	24,364,107
2011	10.25	10.71	17,772,701
2010*	10.00	10.25	10,866,980

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.14	16.76	2,328,432
2012	11.19	13.14	2,097,620
2011	12.44	11.19	1,840,583
2010*	10.00	12.44	1,711,981

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.41	16.25	258,177
2012	11.19	13.41	226,020
2011	11.43	11.19	144,409
2010*	10.00	11.43	90,445

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.71	15.36	870,902
2012	11.85	12.71	828,454
2011	10.49	11.85	983,632
2010*	10.00	10.49	252,514

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	13.71	18.14	985,284
2012	11.36	13.71	437,132
2011	11.67	11.36	441,247
2010*	10.00	11.67	496,905

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.92	16.09	238,367
2012	10.48	11.92	135,343
2011	11.41	10.48	288,546
2010*	10.00	11.41	222,957

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	14.02	18.28	1,721,535
2012	11.04	14.02	1,171,599
2011	12.13	11.04	1,125,510
2010*	10.00	12.13	1,013,077

* Period from 09/7/2010 to 12/31/2010

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.18	11.65	3,811,892
2012*	9.90	10.18	1,262,530

* Period from 4/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.16	9.92	779,733
2012*	10.05	10.16	1,360,121

* Period from 4/30/2012 to 12/31/2012

** Prior to May 1, 2014, the Subaccount was known as Franklin U.S. Government.

Templeton Global Bond VIP Subaccount**

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.80	10.96	4,027,431
2012*	10.00	10.80	1,663,740

* Period from 4/30/2012 to 12/31/2012

FPRA

** Prior to May 1, 2014, the Subaccount was known as Templeton Global Bond Securities.

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.44	13.99	287,468
2012	10.06	11.44	154,698
2011	11.30	10.06	201,376
2010*	10.00	11.30	124,054

* Period from 09/7/2010 to 12/31/2010

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.49	11.36	3,822,141
2012	9.40	11.49	3,285,816
2011	11.45	9.40	2,671,804
2010*	10.00	11.45	2,512,779

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.46	11.36	5,599,294
2012	10.57	12.46	7,309,702
2011	9.89	10.57	4,182,877
2010*	10.00	9.89	2,764,837

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.18	11.05	1,051,327
2012	9.33	11.18	966,794
2011	11.41	9.33	1,007,853
2010*	10.00	11.41	1,339,159

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.35	14.31	549,627
2012	10.86	12.35	382,077
2011	11.29	10.86	402,096
2010*	10.00	11.29	517,079

* Period from 09/7/2010 to 12/31/2010

FPRA

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.22	8.71	906,087
2012*	10.01	10.22	623,703

* Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	10.77	10.74	18,096,714
2012	10.18	10.77	17,145,607
2011	10.08	10.18	14,804,326
2010*	10.00	10.08	10,673,712

* Period from 09/7/2010 to 12/31/2010

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	12.13	11.00	9,150,164
2012	11.17	12.13	14,577,815
2011	10.01	11.17	10,248,440
2010*	10.00	10.01	4,921,538

* Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2013	11.32	11.08	18,813,020
2012	10.34	11.32	23,200,870
2011	9.99	10.34	16,101,599
2010*	10.00	9.99	9,517,443

* Period from 09/7/2010 to 12/31/2010

Any Subaccounts that were not part of the Variable Account in 2013 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

______________________________________________________________________________________________________

Table of Contents of the Statement of Additional Information

________________________________________________________________________________________________________

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FPRA-PRO-0414
1.819090.113

FPRA

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PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2014

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2014 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	3
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed) Fidelity Investments Life Insurance Company (enclosed)

FPRA-PTB-0414
1.819091.113

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or surviving Owner's entire interest is payable over the Beneficiaries or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2013 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

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EVA7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2013, 2012 and 2011

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm 3

Consolidated Balance Sheets 5

Consolidated Statements of Comprehensive Income 5

Consolidated Statements of Stockholder's Equity 5

Consolidated Statements of Cash Flows 7

Notes to Consolidated Financial Statements 8 - 28

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2013 and December 31, 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 23, 2014

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,124,000 and $24,881,000 at December 31, 2013 and 2012, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $78,986,000 and $51,654,000 at December 31, 2013 and 2012, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company's definition of internal replacements or changes in product benefits, features, rights or coverage during 2013, 2012 or 2011. During 2013 and 2012, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. There were no capitalized software development costs reported in property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2013 and 2012, respectively. Depreciation expense on these capitalized software development costs were $0, $0, and $3,116,000 in 2013, 2012, and 2011, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In February 2013, the FASB issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements. The Company adopted this guidance effective January 1, 2013. The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for the Company beginning January 1, 2013 with retrospective application required. The Company's adoption of this guidance did not have an impact on the financial statements.

In June 2011, the FASB issued Accounting Standards Update ("ASU") 2011-05, "Presentation of Comprehensive Income," which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of OCI. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance on January 1, 2012 and presents OCI as a single continuous statement. The adoption of this guidance did not impact the Company's results of operations and financial position.

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company's results of operations and financial position.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In October 2010, the FASB issued ASU 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees' compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's consolidated results of operations and financial position.

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

The reinsurance recoverables associated with the GMDB were $8,450,000 and $10,507,000 at December 31, 2013 and 2012, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% to 7.5% and 1.5% to 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 4.0% to 4.5% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2013 and 2012. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For business issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $2,375,000 and $2,020,000 at December 31, 2013 and 2012, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 7 ½ years from issue and age 59 ½.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 8.5% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2013 and 2012:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

4. INVESTMENTS (CONTINUED):

There were no sales of equity securities during 2013, 2012 and 2011, respectively.

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $39,000, $67,000, and $71,000 in 2013, 2012, and 2011, respectively. The Company held debt securities of $0 and $17,000 that were non-income producing for 2013 and 2012, respectively. There was $0, $5,000 and $0 of interest foregone by non-income producing securities for 2013, 2012 and 2011, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

Debt securities that have been in a continuous unrealized loss position as of December 31, 2013 were as follows:

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2012 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2013 and 2012. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2013. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2013. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

During 2013 and 2012, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2013, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

At December 31, 2013 and 2012, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2013, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,693,000 and $2,719,000 respectively. At December 31, 2012, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,690,000 and $2,772,000 respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities and corporate and other debt securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The Company held no Level 3 assets during 2013. Transfers out of Level 3 corporate and other debt securities were the result of obtaining pricing from third party pricing services that could be validated.

Changes in Level 3 assets measured at fair value on a recurring basis during 2012 were as follows:

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2013 and 2012, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

6. INCOME TAXES (CONTINUED):

FILI paid net federal and state income taxes of $19,785,000, $36,129,000, and $28,904,000 in 2013, 2012, and 2011, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2010. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $9,258,000, $7,223,000 and $7,267,000 during 2013, 2012 and 2011, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. On December 20, 2012, The Company paid a $300,000,000 dividend to its parent, FMR LLC. Of the total dividend, $43,000,000 was an ordinary dividend and $257,000,000 was an extraordinary dividend. The dividend payment was approved by the Utah Insurance Department. The Company did not pay any dividends in 2013 or 2011.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $27,348,000, $24,143,000, and $22,290,000 in 2013, 2012 and 2011, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $20,835,000, $22,400,000, and $24,337,000 in 2013, 2012 and 2011, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,094,000, $1,156,000, and $1,206,000 in 2013, 2012 and 2011, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FMR LLC and its subsidiaries $31,783,000, $32,063,000, and $30,572,000 in 2013, 2012 and 2011, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,561,000, $1,437,000, and $1,381,000 in 2013, 2012 and 2011, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC's Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $5,322,000, $3,894,000, and $3,699,000 in 2013, 2012 and 2011, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement ("Agreement") was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI received a facility fee per year based on the unused amounts of the line of credit. In addition, FILI received annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. The Company earned facility fees of $109,000 and $142,000 in 2012 and 2011, respectively from FMR LLC. Effective December 20, 2012, the Agreement was terminated as a condition to the Utah Insurance Department's approval of the dividend payment to FMR LLC (See Note 7). There were no amounts advanced by FILI under the line of credit agreement during 2012 or 2011.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2013, 2012 and 2011, the Company decreased amortization by $2,862,000, $2,305,000, and $687,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2013). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and noted the following events requiring disclosure. These events do not result in an adjustment to the financial statements themselves.

Effective March 10, 2014, the Company donated certain appreciated debt securities with a fair value of $17.2 million to a qualified charitable organization. There were no donations in 2013, 2012 and 2011.

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock VII LLC ("Feedstock") to the Company at its carrying value of $2.2 million. Feedstock is a special purpose entity which invests in certain qualified energy resources under Section 45 of the Internal Revenue Code ("IRC 45"). IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a 10 year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified facility through 2021. Feedstock's funding obligation is tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock's eligibility to receive the expected tax credits. FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

(Fidelity Cover Art)
Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2013

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2013

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 326,274	$ 912,995	$ 127,302	$ 409,966	$ 470,308	$ 269,681	$ 427,743	$ 146,881
Receivable from FILI	4	0	29	0	73	0	41	0
Total assets	326,278	912,995	127,331	409,966	470,381	269,681	427,784	146,881
Liabilities:
Payable to FILI	0	5	0	0	0	0	0	0
Total net assets	$ 326,278	$ 912,990	$ 127,331	$ 409,966	$ 470,381	$ 269,681	$ 427,784	$ 146,881
Net Assets:
Fidelity Retirement Reserves	$ 300,601	$ 0	$ 98,635	$ 0	$ 403,418	$ 0	$ 385,788	$ 0
Fidelity Income Advantage	25,677	0	28,696	0	66,963	0	41,996	0
Fidelity Personal Retirement	0	908,384	0	409,966	0	269,681	0	146,881
Fidelity Freedom Lifetime Income	0	1,767	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,839	0	0	0	0	0	0
Total net assets	$ 326,278	$ 912,990	$ 127,331	$ 409,966	$ 470,381	$ 269,681	$ 427,784	$ 146,881
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	14,129	0	2,083	0	4,678	0	4,018	0
Unit Value	$ 21.27	$ 0.00	$ 47.34	$ 0.00	$ 86.23	$ 0.00	$ 96.00	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,243	0	624	0	799	0	450	0
Unit Value	$ 20.66	$ 0.00	$ 45.97	$ 0.00	$ 83.72	$ 0.00	$ 93.21	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	84,431	0	26,009	0	15,878	0	7,849
Highest Unit Value	$ 0.00	$ 11.39	$ 0.00	$ 20.93	$ 0.00	$ 26.22	$ 0.00	$ 27.63
Lowest Unit Value	$ 0.00	$ 9.99	$ 0.00	$ 13.23	$ 0.00	$ 15.88	$ 0.00	$ 17.86
Fidelity Freedom Lifetime Income:
Units Outstanding	0	160	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.06	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	244	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.87	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.51	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	46	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.78	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.43	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 79,160	$ 45,195	$ 178,565	$ 246,402	$ 386,682	$ 268,177	$ 120,888
Receivable from FILI	6	4	0	46	0	55	0
Total assets	79,166	45,199	178,565	246,448	386,682	268,232	120,888
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 79,166	$ 45,199	$ 178,565	$ 246,448	$ 386,682	$ 268,232	$ 120,888
Net Assets:
Fidelity Retirement Reserves	$ 72,863	$ 39,325	$ 0	$ 186,807	$ 0	$ 222,456	$ 0
Fidelity Income Advantage	6,303	5,874	0	59,641	0	45,776	0
Fidelity Personal Retirement	0	0	178,565	0	386,682	0	120,888
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 79,166	$ 45,199	$ 178,565	$ 246,448	$ 386,682	$ 268,232	$ 120,888
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,529	2,195	0	4,797	0	4,435	0
Unit Value	$ 47.66	$ 17.91	$ 0.00	$ 38.94	$ 0.00	$ 50.16	$ 0.00
Fidelity Income Advantage:
Units Outstanding	136	334	0	1,576	0	939	0
Unit Value	$ 46.28	$ 17.57	$ 0.00	$ 37.81	$ 0.00	$ 48.70	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	11,193	0	29,206	0	7,503
Highest Value	$ 0.00	$ 0.00	$ 21.33	$ 0.00	$ 14.42	$ 0.00	$ 19.82
Lowest Value	$ 0.00	$ 0.00	$ 15.37	$ 0.00	$ 11.09	$ 0.00	$ 13.99
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 1,182,356	$ 86,813	$ 53,782	$ 970,466	$ 888,842	$ 150,881	$ 1,663,002
Receivable from FILI	38	11	0	82	0	7	1
Total assets	1,182,394	86,824	53,782	970,548	888,842	150,888	1,663,003
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 1,182,394	$ 86,824	$ 53,782	$ 970,548	$ 888,842	$ 150,888	$ 1,663,003
Net Assets:
Fidelity Retirement Reserves	$ 396,000	$ 69,565	$ 0	$ 865,311	$ 0	$ 108,542	$ 0
Fidelity Income Advantage	59,028	17,259	0	105,237	0	42,346	0
Fidelity Personal Retirement	727,366	0	53,782	0	888,842	0	577,239
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,085,764
Total net assets	$ 1,182,394	$ 86,824	$ 53,782	$ 970,548	$ 888,842	$ 150,888	$ 1,663,003
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	7,258	2,088	0	12,904	0	4,246	0
Unit Value	$ 54.56	$ 33.32	$ 0.00	$ 67.06	$ 0.00	$ 25.56	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,114	533	0	1,615	0	1,706	0
Unit Value	$ 52.97	$ 32.35	$ 0.00	$ 65.11	$ 0.00	$ 24.82	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	39,973	0	3,228	0	47,175	0	32,840
Highest Value	$ 25.45	$ 0.00	$ 22.17	$ 0.00	$ 26.77	$ 0.00	$ 24.41
Lowest Value	$ 17.47	$ 0.00	$ 15.17	$ 0.00	$ 17.49	$ 0.00	$ 15.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	50,238
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 23.23
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 13.40
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	25,395
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 23.05
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 13.27
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 32,000	$ 97,349	$ 133,136	$ 118,704	$ 83,760	$ 114,008	$ 388,469	$ 413,891
Receivable from FILI	5	0	33	0	10	0	31	0
Total assets	32,005	97,349	133,169	118,704	83,770	114,008	388,500	413,891
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 32,005	$ 97,349	$ 133,169	$ 118,704	$ 83,770	$ 114,008	$ 388,500	$ 413,891
Net Assets:
Fidelity Retirement Reserves	$ 25,930	$ 0	$ 106,048	$ 0	$ 69,476	$ 0	$ 324,286	$ 0
Fidelity Income Advantage	6,075	0	27,121	0	14,294	0	64,214	0
Fidelity Personal Retirement	0	97,349	0	118,704	0	114,008	0	413,891
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 32,005	$ 97,349	$ 133,169	$ 118,704	$ 83,770	$ 114,008	$ 388,500	$ 413,891
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,083	0	3,740	0	3,217	0	9,019	0
Unit Value	$ 23.94	$ 0.00	$ 28.35	$ 0.00	$ 21.60	$ 0.00	$ 35.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	259	0	984	0	681	0	1,834	0
Unit Value	$ 23.44	$ 0.00	$ 27.53	$ 0.00	$ 20.97	$ 0.00	$ 34.98	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	4,741	0	6,332	0	5,767	0	21,157
Highest Value	$ 0.00	$ 30.73	$ 0.00	$ 26.10	$ 0.00	$ 34.03	$ 0.00	$ 28.86
Lowest Value	$ 0.00	$ 19.29	$ 0.00	$ 17.75	$ 0.00	$ 18.38	$ 0.00	$ 16.15
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 61,138	$ 86,833	$ 23,535	$ 46,875	$ 54,943	$ 110,744	$ 85,677	$ 96,642
Receivable from FILI	10	0	4	0	7	0	16	0
Total assets	61,148	86,833	23,539	46,875	54,950	110,744	85,693	96,642
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 61,148	$ 86,833	$ 23,539	$ 46,875	$ 54,950	$ 110,744	$ 85,693	$ 96,642
Net Assets:
Fidelity Retirement Reserves	$ 48,322	$ 0	$ 21,112	$ 0	$ 48,353	$ 0	$ 75,859	$ 0
Fidelity Income Advantage	12,826	0	2,427	0	6,597	0	9,834	0
Fidelity Personal Retirement	0	86,833	0	46,875	0	110,744	0	96,642
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 61,148	$ 86,833	$ 23,539	$ 46,875	$ 54,950	$ 110,744	$ 85,693	$ 96,642
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,163	0	1,147	0	2,447	0	2,484	0
Unit Value	$ 22.34	$ 0.00	$ 18.41	$ 0.00	$ 19.76	$ 0.00	$ 30.53	$ 0.00
Fidelity Income Advantage:
Units Outstanding	586	0	135	0	342	0	330	0
Unit Value	$ 21.89	$ 0.00	$ 17.96	$ 0.00	$ 19.27	$ 0.00	$ 29.78	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	4,609	0	2,644	0	5,373	0	5,402
Highest Value	$ 0.00	$ 37.93	$ 0.00	$ 19.20	$ 0.00	$ 39.01	$ 0.00	$ 24.21
Lowest Value	$ 0.00	$ 18.14	$ 0.00	$ 15.36	$ 0.00	$ 16.76	$ 0.00	$ 16.22
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 149,367	$ 348,400	$ 24,934	$ 54,149	$ 50,577	$ 116,944	$ 29,018	$ 98,967
Receivable from FILI	16	0	2	0	6	0	5	0
Total assets	149,383	348,400	24,936	54,149	50,583	116,944	29,023	98,967
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 149,383	$ 348,400	$ 24,936	$ 54,149	$ 50,583	$ 116,944	$ 29,023	$ 98,967
Net Assets:
Fidelity Retirement Reserves	$ 131,957	$ 0	$ 21,545	$ 0	$ 42,832	$ 0	$ 24,147	$ 0
Fidelity Income Advantage	17,426	0	3,391	0	7,751	0	4,876	0
Fidelity Personal Retirement	0	348,400	0	54,149	0	116,944	0	98,967
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 149,383	$ 348,400	$ 24,936	$ 54,149	$ 50,583	$ 116,944	$ 29,023	$ 98,967
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,607	0	1,862	0	1,239	0	1,105	0
Unit Value	$ 28.64	$ 0.00	$ 11.57	$ 0.00	$ 34.56	$ 0.00	$ 21.86	$ 0.00
Fidelity Income Advantage:
Units Outstanding	623	0	300	0	230	0	229	0
Unit Value	$ 27.93	$ 0.00	$ 11.28	$ 0.00	$ 33.70	$ 0.00	$ 21.32	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	13,509	0	4,475	0	5,091	0	4,609
Highest Value	$ 0.00	$ 35.72	$ 0.00	$ 24.55	$ 0.00	$ 34.19	$ 0.00	$ 37.01
Lowest Value	$ 0.00	$ 24.31	$ 0.00	$ 9.78	$ 0.00	$ 19.37	$ 0.00	$ 20.30
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 41,300	$ 127,117	$ 101,461	$ 872,839	$ 7,024	$ 15,290	$ 16,211	$ 80,713
Receivable from FILI	6	0	9	0	1	0	2	0
Total assets	41,306	127,117	101,470	872,839	7,025	15,290	16,213	80,713
Liabilities:
Payable to FILI	0	0	0	1	0	0	0	0
Total net assets	$ 41,306	$ 127,117	$ 101,470	$ 872,838	$ 7,025	$ 15,290	$ 16,213	$ 80,713
Net Assets:
Fidelity Retirement Reserves	$ 36,626	$ 0	$ 86,109	$ 0	$ 5,772	$ 0	$ 13,579	$ 0
Fidelity Income Advantage	4,680	0	15,361	0	1,253	0	2,634	0
Fidelity Personal Retirement	0	127,117	0	872,838	0	15,290	0	80,713
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 41,306	$ 127,117	$ 101,470	$ 872,838	$ 7,025	$ 15,290	$ 16,213	$ 80,713
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,475	0	4,876	0	356	0	886	0
Unit Value	$ 24.84	$ 0.00	$ 17.66	$ 0.00	$ 16.22	$ 0.00	$ 15.32	$ 0.00
Fidelity Income Advantage:
Units Outstanding	192	0	886	0	79	0	175	0
Unit Value	$ 24.33	$ 0.00	$ 17.32	$ 0.00	$ 15.95	$ 0.00	$ 15.06	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	7,818	0	58,891	0	905	0	5,063
Highest Value	$ 0.00	$ 34.37	$ 0.00	$ 17.25	$ 0.00	$ 28.08	$ 0.00	$ 30.29
Lowest Value	$ 0.00	$ 14.10	$ 0.00	$ 11.84	$ 0.00	$ 15.94	$ 0.00	$ 15.04
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 7,762	$ 17,633	$ 18,690	$ 65,290	$ 15,951	$ 75,655	$ 11,965	$ 56,010
Receivable from FILI	3	0	0	0	2	0	1	0
Total assets	7,765	17,633	18,690	65,290	15,953	75,655	11,966	56,010
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,765	$ 17,633	$ 18,690	$ 65,290	$ 15,953	$ 75,655	$ 11,966	$ 56,010
Net Assets:
Fidelity Retirement Reserves	$ 6,459	$ 0	$ 15,076	$ 0	$ 13,861	$ 0	$ 11,966	$ 0
Fidelity Income Advantage	1,306	0	3,614	0	2,092	0	0	0
Fidelity Personal Retirement	0	17,633	0	65,290	0	75,655	0	56,010
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,765	$ 17,633	$ 18,690	$ 65,290	$ 15,953	$ 75,655	$ 11,966	$ 56,010
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	478	0	918	0	727	0	868	0
Unit Value	$ 13.52	$ 0.00	$ 16.43	$ 0.00	$ 19.06	$ 0.00	$ 13.78	$ 0.00
Fidelity Income Advantage:
Units Outstanding	98	0	224	0	112	0	0	0
Unit Value	$ 13.29	$ 0.00	$ 16.15	$ 0.00	$ 18.74	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,208	0	3,681	0	3,793	0	4,120
Highest Value	$ 0.00	$ 23.28	$ 0.00	$ 31.83	$ 0.00	$ 31.18	$ 0.00	$ 14.56
Lowest Value	$ 0.00	$ 13.50	$ 0.00	$ 16.45	$ 0.00	$ 19.17	$ 0.00	$ 11.80
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 6,574	$ 16,205	$ 15,005	$ 55,875	$ 30,357	$ 88,922
Receivable from FILI	0	0	0	0	0	0
Total assets	6,574	16,205	15,005	55,875	30,357	88,922
Liabilities:
Payable to FILI	0	1	0	0	0	0
Total net assets	$ 6,574	$ 16,204	$ 15,005	$ 55,875	$ 30,357	$ 88,922
Net Assets:
Fidelity Retirement Reserves	$ 6,574	$ 0	$ 15,005	$ 0	$ 30,357	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	16,204	0	55,875	0	88,922
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 6,574	$ 16,204	$ 15,005	$ 55,875	$ 30,357	$ 88,922
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	447	0	958	0	1,895	0
Unit Value	$ 14.71	$ 0.00	$ 15.67	$ 0.00	$ 16.02	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,074	0	3,517	0	5,463
Highest Value	$ 0.00	$ 17.71	$ 0.00	$ 19.17	$ 0.00	$ 19.67
Lowest Value	$ 0.00	$ 12.94	$ 0.00	$ 13.75	$ 0.00	$ 13.94
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 29,388	$ 142,627	$ 16,215	$ 106,760	$ 17,116	$ 102,899
Receivable from FILI	0	0	0	0	0	0
Total assets	29,388	142,627	16,215	106,760	17,116	102,899
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 29,388	$ 142,627	$ 16,215	$ 106,760	$ 17,116	$ 102,899
Net Assets:
Fidelity Retirement Reserves	$ 29,388	$ 0	$ 16,215	$ 0	$ 17,116	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	142,627	0	106,760	0	102,899
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 29,388	$ 142,627	$ 16,215	$ 106,760	$ 17,116	$ 102,899
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,826	0	961	0	1,025	0
Unit Value	$ 16.09	$ 0.00	$ 16.87	$ 0.00	$ 16.69	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	8,641	0	6,194	0	5,995
Highest Value	$ 0.00	$ 21.17	$ 0.00	$ 22.57	$ 0.00	$ 23.49
Lowest Value	$ 0.00	$ 14.43	$ 0.00	$ 15.20	$ 0.00	$ 15.55
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 10,719	$ 22,497	$ 11,556	$ 42,099	$ 169,772	$ 626,292	$ 1,065,078
Receivable from FILI	0	8	3	4	0	15	64
Total assets	10,719	22,505	11,559	42,103	169,772	626,307	1,065,142
Liabilities:
Payable to FILI	2	0	0	0	0	0	0
Total net assets	$ 10,717	$ 22,505	$ 11,559	$ 42,103	$ 169,772	$ 626,307	$ 1,065,142
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 36,085	$ 0	$ 58,548	$ 97,181
Fidelity Income Advantage	0	0	0	6,018	0	14,810	60,677
Fidelity Personal Retirement	0	0	0	0	169,772	546,954	874,596
Fidelity Freedom Lifetime Income	10,717	22,505	11,559	0	0	5,995	32,688
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 10,717	$ 22,505	$ 11,559	$ 42,103	$ 169,772	$ 626,307	$ 1,065,142
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	2,342	0	4,519	7,008
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.41	$ 0.00	$ 12.96	$ 13.87
Fidelity Income Advantage:
Units Outstanding	0	0	0	396	0	1,160	4,440
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.17	$ 0.00	$ 12.76	$ 13.65
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	9,367	41,644	59,197
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 29.63	$ 14.01	$ 18.07
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 15.97	$ 11.80	$ 13.69
Fidelity Freedom Lifetime Income:
Units Outstanding	718	1,450	702	0	0	499	2,542
Unit Value	$ 14.93	$ 15.51	$ 16.46	$ 0.00	$ 0.00	$ 12.01	$ 12.86
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,554,586	$ 788,675	$ 298,026	$ 23,702	$ 127,120	$ 19,598	$ 48,970
Receivable from FILI	32	17	15	3	0	3	0
Total assets	1,554,618	788,692	298,041	23,705	127,120	19,601	48,970
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 1,554,618	$ 788,692	$ 298,041	$ 23,705	$ 127,120	$ 19,601	$ 48,970
Net Assets:
Fidelity Retirement Reserves	$ 41,636	$ 56,175	$ 37,328	$ 20,645	$ 0	$ 17,837	$ 0
Fidelity Income Advantage	22,745	34,338	14,144	3,060	0	1,764	0
Fidelity Personal Retirement	498,440	694,336	242,218	0	127,120	0	48,970
Fidelity Freedom Lifetime Income	28,544	3,843	4,351	0	0	0	0
Fidelity Growth and Guaranteed Income	963,253	0	0	0	0	0	0
Total net assets	$ 1,554,618	$ 788,692	$ 298,041	$ 23,705	$ 127,120	$ 19,601	$ 48,970
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,205	4,003	2,676	1,174	0	1,005	0
Unit Value	$ 12.99	$ 14.03	$ 13.95	$ 17.58	$ 0.00	$ 17.74	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,769	2,485	1,029	176	0	101	0
Unit Value	$ 12.84	$ 13.82	$ 13.73	$ 17.34	$ 0.00	$ 17.50	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	34,693	45,192	15,479	0	7,031	0	2,565
Highest Value	$ 19.71	$ 20.99	$ 23.22	$ 0.00	$ 22.71	$ 0.00	$ 37.11
Lowest Value	$ 13.40	$ 14.64	$ 14.55	$ 0.00	$ 16.94	$ 0.00	$ 16.96
Fidelity Freedom Lifetime Income:
Units Outstanding	2,172	295	334	0	0	0	0
Unit Value	$ 13.14	$ 13.04	$ 13.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	41,037	0	0	0	0	0	0
Highest Value	$ 18.76	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 12.56	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	27,325	0	0	0	0	0	0
Highest Value	$ 18.61	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 12.44	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 4,159	$ 15,249	$ 9,173	$ 27,030	$ 94,823	$ 181,355
Receivable from FILI	1	0	0	0	8	2
Total assets	4,160	15,249	9,173	27,030	94,831	181,357
Liabilities:
Payable to FILI	0	0	5	0	0	0
Total net assets	$ 4,160	$ 15,249	$ 9,168	$ 27,030	$ 94,831	$ 181,357
Net Assets:
Fidelity Retirement Reserves	$ 3,699	$ 0	$ 8,686	$ 0	$ 47,992	$ 21,739
Fidelity Income Advantage	461	0	482	0	5,417	3,182
Fidelity Personal Retirement	0	15,249	0	27,030	41,422	156,436
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,160	$ 15,249	$ 9,168	$ 27,030	$ 94,831	$ 181,357
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	300	0	1,049	0	1,747	728
Unit Value	$ 12.32	$ 0.00	$ 8.28	$ 0.00	$ 27.47	$ 29.84
Fidelity Income Advantage:
Units Outstanding	38	0	59	0	203	110
Unit Value	$ 12.15	$ 0.00	$ 8.19	$ 0.00	$ 26.68	$ 28.98
Fidelity Personal Retirement:
Units Outstanding	0	1,057	0	2,658	3,220	11,296
Highest Value	$ 0.00	$ 30.82	$ 0.00	$ 22.68	$ 22.76	$ 18.04
Lowest Value	$ 0.00	$ 12.71	$ 0.00	$ 8.50	$ 11.05	$ 11.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return
Assets:
Investments at market value	$ 39,363	$ 25,960	$ 33,780	$ 20,787	$ 153,568	$ 17,782
Receivable from FILI	2	3	4	4	3	0
Total assets	39,365	25,963	33,784	20,791	153,571	17,782
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 39,365	$ 25,963	$ 33,784	$ 20,791	$ 153,571	$ 17,782
Net Assets:
Fidelity Retirement Reserves	$ 11,806	$ 10,472	$ 29,060	$ 17,880	$ 25,582	$ 451
Fidelity Income Advantage	3,896	2,401	4,724	2,911	1,733	64
Fidelity Personal Retirement	23,663	13,090	0	0	126,256	17,267
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 39,365	$ 25,963	$ 33,784	$ 20,791	$ 153,571	$ 17,782
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	723	596	810	533	1,717	52
Unit Value	$ 16.32	$ 17.57	$ 35.86	$ 33.53	$ 14.90	$ 8.60
Fidelity Income Advantage:
Units Outstanding	246	141	136	89	118	7
Unit Value	$ 15.85	$ 17.06	$ 34.82	$ 32.56	$ 14.67	$ 8.57
Fidelity Personal Retirement:
Units Outstanding	1,736	1,070	0	0	8,810	1,986
Highest Value	$ 20.72	$ 17.87	$ 0.00	$ 0.00	$ 24.51	$ 8.71
Lowest Value	$ 12.17	$ 11.14	$ 0.00	$ 0.00	$ 11.36	$ 8.68
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Global Bond Securities	FTVIP - U.S. Government
Assets:
Investments at market value	$ 540,924	$ 294,493	$ 671,286	$ 155,346	$ 124,637	$ 27,276
Receivable from FILI	1	3	0	0	0	0
Total assets	540,925	294,496	671,286	155,346	124,637	27,276
Liabilities:
Payable to FILI	0	0	1	0	0	1
Total net assets	$ 540,925	$ 294,496	$ 671,285	$ 155,346	$ 124,637	$ 27,275
Net Assets:
Fidelity Retirement Reserves	$ 42,422	$ 21,885	$ 41,690	$ 6,923	$ 7,074	$ 1,266
Fidelity Income Advantage	1,426	2,497	2,355	1,665	495	96
Fidelity Personal Retirement	497,077	270,114	627,240	146,758	117,068	25,913
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 540,925	$ 294,496	$ 671,285	$ 155,346	$ 124,637	$ 27,275
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,839	1,845	3,536	601	653	129
Unit Value	$ 11.05	$ 11.86	$ 11.79	$ 11.51	$ 10.83	$ 9.80
Fidelity Income Advantage:
Units Outstanding	130	212	201	145	46	10
Unit Value	$ 10.96	$ 11.76	$ 11.69	$ 11.47	$ 10.79	$ 9.76
Fidelity Personal Retirement:
Units Outstanding	44,852	23,100	53,504	12,617	10,698	2,617
Highest Value	$ 11.32	$ 12.15	$ 12.07	$ 11.65	$ 10.96	$ 9.92
Lowest Value	$ 10.74	$ 11.00	$ 11.08	$ 11.62	$ 10.93	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2013

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 103	$ 149	$ 7,322	$ 23,093	$ 11,095	$ 6,324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,419	0	785	0	2,909	0
Administrative and other charges	161	0	52	0	194	0
Total expenses	2,580	0	837	0	3,103	0
Fidelity Income Advantage:
Mortality and expense risk charges	233	0	238	0	483	0
Administrative and other charges	78	0	79	0	161	0
Total expenses	311	0	317	0	644	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,291	0	542	0	353
Administrative and other charges	0	423	0	188	0	113
Total expenses	0	1,714	0	730	0	466
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	9	0	0	0	0
Administrative and other charges	0	2	0	0	0	0
Total expenses	0	11	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	15	0	0	0	0
Administrative and other charges	0	4	0	0	0	0
Total expenses	0	19	0	0	0	0
Total expenses	2,891	1,744	1,154	730	3,747	466
Net investment income (loss)	(2,788)	(1,595)	6,168	22,363	7,348	5,858
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(7,965)	4,704	2,486	4,306
Realized gain distributions	0	0	0	0	29,410	17,010
Net realized gain (loss) on investments	0	0	(7,965)	4,704	31,896	21,316
Unrealized appreciation (depreciation)	0	0	8,393	(5,969)	67,248	25,478
Net increase (decrease) in net assets from operations	$ (2,788)	$ (1,595)	$ 6,596	$ 21,098	$ 106,492	$ 52,652
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,102	$ 285	$ 984	$ 556	$ 2,076	$ 6,022	$ 9,386
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,593	0	509	259	0	1,620	0
Administrative and other charges	173	0	34	17	0	108	0
Total expenses	2,766	0	543	276	0	1,728	0
Fidelity Income Advantage:
Mortality and expense risk charges	281	0	43	39	0	483	0
Administrative and other charges	94	0	15	13	0	161	0
Total expenses	375	0	58	52	0	644	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	190	0	0	208	0	721
Administrative and other charges	0	59	0	0	67	0	230
Total expenses	0	249	0	0	275	0	951
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,141	249	601	328	275	2,372	951
Net investment income (loss)	(2,039)	36	383	228	1,801	3,650	8,435
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,739)	4,527	(3,070)	(1,070)	1,110	(1,376)	210
Realized gain distributions	262	89	270	152	595	3,089	4,893
Net realized gain (loss) on investments	(1,477)	4,616	(2,800)	(918)	1,705	1,713	5,103
Unrealized appreciation (depreciation)	119,165	32,003	21,480	10,921	32,693	(12,997)	(23,488)
Net increase (decrease) in net assets from operations	$ 115,649	$ 36,655	$ 19,063	$ 10,231	$ 36,199	$ (7,634)	$ (9,950)
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 4,060	$ 1,725	$ 20,247	$ 834	$ 473	$ 9,490	$ 8,071
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,625	0	2,690	504	0	6,028	0
Administrative and other charges	108	0	179	34	0	402	0
Total expenses	1,733	0	2,869	538	0	6,430	0
Fidelity Income Advantage:
Mortality and expense risk charges	341	0	404	124	0	728	0
Administrative and other charges	114	0	135	41	0	242	0
Total expenses	455	0	539	165	0	970	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	184	819	0	70	0	1,190
Administrative and other charges	0	55	276	0	21	0	369
Total expenses	0	239	1,095	0	91	0	1,559
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,188	239	4,503	703	91	7,400	1,559
Net investment income (loss)	1,872	1,486	15,744	131	382	2,090	6,512
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	66	1,729	17,371	519	561	16,753	8,784
Realized gain distributions	629	281	9,018	229	133	253	230
Net realized gain (loss) on investments	695	2,010	26,389	748	694	17,006	9,014
Unrealized appreciation (depreciation)	33,446	12,223	217,792	15,323	7,370	217,780	183,023
Net increase (decrease) in net assets from operations	$ 36,013	$ 15,719	$ 259,925	$ 16,202	$ 8,446	$ 236,876	$ 198,549
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,200	$ 23,129	$ 98	$ 249	$ 2,252	$ 1,841
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	757	0	151	0	721	0
Administrative and other charges	51	0	10	0	48	0
Total expenses	808	0	161	0	769	0
Fidelity Income Advantage:
Mortality and expense risk charges	297	0	31	0	182	0
Administrative and other charges	99	0	11	0	61	0
Total expenses	396	0	42	0	243	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	764	0	96	0	130
Administrative and other charges	0	222	0	31	0	41
Total expenses	0	986	0	127	0	171
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,699	0	0	0	0
Administrative and other charges	0	2,621	0	0	0	0
Total expenses	0	12,320	0	0	0	0
Total expenses	1,204	13,306	203	127	1,012	171
Net investment income (loss)	996	9,823	(105)	122	1,240	1,670
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,516	23,763	907	2,309	1,396	4,919
Realized gain distributions	6,192	66,252	2,145	6,020	0	0
Net realized gain (loss) on investments	7,708	90,015	3,052	8,329	1,396	4,919
Unrealized appreciation (depreciation)	15,203	152,017	4,743	11,980	30,718	16,004
Net increase (decrease) in net assets from operations	$ 23,907	$ 251,855	$ 7,690	$ 20,431	$ 33,354	$ 22,593
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 231	$ 244	$ 1,778	$ 1,624	$ 532	$ 698
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	463	0	2,208	0	359	0
Administrative and other charges	31	0	147	0	24	0
Total expenses	494	0	2,355	0	383	0
Fidelity Income Advantage:
Mortality and expense risk charges	93	0	439	0	90	0
Administrative and other charges	32	0	147	0	30	0
Total expenses	125	0	586	0	120	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	132	0	538	0	121
Administrative and other charges	0	44	0	170	0	40
Total expenses	0	176	0	708	0	161
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	619	176	2,941	708	503	161
Net investment income (loss)	(388)	68	(1,163)	916	29	537
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,780	5,791	6,703	4,500	660	5,695
Realized gain distributions	39	53	44,946	47,022	0	0
Net realized gain (loss) on investments	2,819	5,844	51,649	51,522	660	5,695
Unrealized appreciation (depreciation)	20,554	21,181	55,296	51,421	14,579	14,136
Net increase (decrease) in net assets from operations	$ 22,985	$ 27,093	$ 105,782	$ 103,859	$ 15,268	$ 20,368
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 597	$ 1,147	$ 75	$ 93	$ 772	$ 785
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	170	0	325	0	595	0
Administrative and other charges	11	0	22	0	40	0
Total expenses	181	0	347	0	635	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	45	0	76	0
Administrative and other charges	7	0	15	0	25	0
Total expenses	27	0	60	0	101	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	75	0	133	0	140
Administrative and other charges	0	24	0	45	0	45
Total expenses	0	99	0	178	0	185
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	208	99	407	178	736	185
Net investment income (loss)	389	1,048	(332)	(85)	36	600
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	146	3,378	(129)	594	(885)	177
Realized gain distributions	0	0	3,003	5,626	507	563
Net realized gain (loss) on investments	146	3,378	2,874	6,220	(378)	740
Unrealized appreciation (depreciation)	3,626	3,257	9,134	16,150	19,080	17,550
Net increase (decrease) in net assets from operations	$ 4,161	$ 7,683	$ 11,676	$ 22,285	$ 18,738	$ 18,890
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 264	$ 535	$ 362	$ 763
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	684	0	145	0	261	0
Administrative and other charges	46	0	10	0	17	0
Total expenses	730	0	155	0	278	0
Fidelity Income Advantage:
Mortality and expense risk charges	95	0	17	0	48	0
Administrative and other charges	33	0	5	0	16	0
Total expenses	128	0	22	0	64	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	331	0	61	0	112
Administrative and other charges	0	107	0	21	0	37
Total expenses	0	438	0	82	0	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	858	438	177	82	342	149
Net investment income (loss)	(858)	(438)	87	453	20	614
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,230	7,857	946	2,898	3,066	1,973
Realized gain distributions	7,531	16,021	0	0	2,495	5,585
Net realized gain (loss) on investments	11,761	23,878	946	2,898	5,561	7,558
Unrealized appreciation (depreciation)	33,241	69,427	4,685	8,023	7,507	16,223
Net increase (decrease) in net assets from operations	$ 44,144	$ 92,867	$ 5,718	$ 11,374	$ 13,088	$ 24,395
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 30	$ 64	$ 818	$ 2,367	$ 4,295	$ 36,183
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	127	0	376	0	766	0
Administrative and other charges	9	0	25	0	51	0
Total expenses	136	0	401	0	817	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	48	0	133	0
Administrative and other charges	9	0	15	0	44	0
Total expenses	36	0	63	0	177	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	92	0	222	0	1,472
Administrative and other charges	0	30	0	75	0	475
Total expenses	0	122	0	297	0	1,947
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	172	122	464	297	994	1,947
Net investment income (loss)	(142)	(58)	354	2,070	3,301	34,236
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,041	2,143	(2,504)	7,331	2,659	9,511
Realized gain distributions	1,506	4,775	2,117	6,260	1,026	8,520
Net realized gain (loss) on investments	2,547	6,918	(387)	13,591	3,685	18,031
Unrealized appreciation (depreciation)	4,103	12,744	951	(15,272)	(7,948)	(53,675)
Net increase (decrease) in net assets from operations	$ 6,508	$ 19,604	$ 918	$ 389	$ (962)	$ (1,408)
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 1	$ 99	$ 427	$ 43	$ 85
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	36	0	94	0	45	0
Administrative and other charges	2	0	6	0	3	0
Total expenses	38	0	100	0	48	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	16	0	11	0
Administrative and other charges	2	0	5	0	4	0
Total expenses	9	0	21	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	16	0	87	0	24
Administrative and other charges	0	5	0	28	0	7
Total expenses	0	21	0	115	0	31
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	47	21	121	115	63	31
Net investment income (loss)	(47)	(20)	(22)	312	(20)	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	131	470	602	1,557	341	747
Realized gain distributions	9	16	13	62	0	0
Net realized gain (loss) on investments	140	486	615	1,619	341	747
Unrealized appreciation (depreciation)	1,656	2,737	2,222	9,342	1,705	3,198
Net increase (decrease) in net assets from operations	$ 1,749	$ 3,203	$ 2,815	$ 11,273	$ 2,026	$ 3,999
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 194	$ 656	$ 74	$ 328	$ 179	$ 815
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	98	0	84	0	84	0
Administrative and other charges	6	0	6	0	6	0
Total expenses	104	0	90	0	90	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	12	0	0	0
Administrative and other charges	8	0	4	0	0	0
Total expenses	33	0	16	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	81	0	90	0	77
Administrative and other charges	0	25	0	28	0	22
Total expenses	0	106	0	118	0	99
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	137	106	106	118	90	99
Net investment income (loss)	57	550	(32)	210	89	716
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	512	2,039	742	3,294	62	423
Realized gain distributions	1,432	5,128	1,236	5,974	101	328
Net realized gain (loss) on investments	1,944	7,167	1,978	9,268	163	751
Unrealized appreciation (depreciation)	2,238	5,432	1,836	7,779	263	889
Net increase (decrease) in net assets from operations	$ 4,239	$ 13,149	$ 3,782	$ 17,257	$ 515	$ 2,356
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 103	$ 240	$ 247	$ 934	$ 519	$ 1,510
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	46	0	111	0	223	0
Administrative and other charges	3	0	7	0	15	0
Total expenses	49	0	118	0	238	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	25	0	97	0	153
Administrative and other charges	0	8	0	26	0	40
Total expenses	0	33	0	123	0	193
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	33	118	123	238	193
Net investment income (loss)	54	207	129	811	281	1,317
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	38	260	104	748	274	1,058
Realized gain distributions	21	160	170	656	437	990
Net realized gain (loss) on investments	59	420	274	1,404	711	2,048
Unrealized appreciation (depreciation)	407	663	1,331	4,342	2,754	7,297
Net increase (decrease) in net assets from operations	$ 520	$ 1,290	$ 1,734	$ 6,557	$ 3,746	$ 10,662
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 502	$ 2,383	$ 280	$ 1,821	$ 274	$ 1,610
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	214	0	108	0	117	0
Administrative and other charges	14	0	7	0	8	0
Total expenses	228	0	115	0	125	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	240	0	157	0	154
Administrative and other charges	0	63	0	43	0	41
Total expenses	0	303	0	200	0	195
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	228	303	115	200	125	195
Net investment income (loss)	274	2,080	165	1,621	149	1,415
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	424	1,747	156	1,384	256	1,177
Realized gain distributions	381	1,727	230	1,122	220	1,162
Net realized gain (loss) on investments	805	3,474	386	2,506	476	2,339
Unrealized appreciation (depreciation)	2,910	12,944	1,950	11,273	2,328	12,142
Net increase (decrease) in net assets from operations	$ 3,989	$ 18,498	$ 2,501	$ 15,400	$ 2,953	$ 15,896
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 190	$ 396	$ 188	$ 171	$ 609	$ 7,610	$ 10,010
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	196	0	459	719
Administrative and other charges	0	0	0	13	0	31	48
Total expenses	0	0	0	209	0	490	767
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	33	0	100	431
Administrative and other charges	0	0	0	11	0	33	144
Total expenses	0	0	0	44	0	133	575
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	162	885	1,292
Administrative and other charges	0	0	0	0	54	268	372
Total expenses	0	0	0	0	216	1,153	1,664
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	53	106	49	0	0	27	123
Administrative and other charges	10	21	10	0	0	6	24
Total expenses	63	127	59	0	0	33	147
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	63	127	59	253	216	1,809	3,153
Net investment income (loss)	127	269	129	(82)	393	5,801	6,857
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	99	120	112	1,159	3,032	9,767	10,290
Realized gain distributions	123	86	84	2,585	10,180	12,861	5,658
Net realized gain (loss) on investments	222	206	196	3,744	13,212	22,628	15,948
Unrealized appreciation (depreciation)	568	1,925	1,439	5,610	20,670	2,984	101,886
Net increase (decrease) in net assets from operations	$ 917	$ 2,400	$ 1,764	$ 9,272	$ 34,275	$ 31,413	$ 124,691
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 16,954	$ 8,013	$ 2,429	$ 437	$ 2,250	$ 205	$ 485
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	287	384	253	172	0	140	0
Administrative and other charges	19	26	17	11	0	9	0
Total expenses	306	410	270	183	0	149	0
Fidelity Income Advantage:
Mortality and expense risk charges	162	245	98	29	0	17	0
Administrative and other charges	54	82	33	10	0	6	0
Total expenses	216	327	131	39	0	23	0
Fidelity Personal Retirement:
Mortality and expense risk charges	687	993	315	0	187	0	75
Administrative and other charges	203	292	96	0	59	0	24
Total expenses	890	1,285	411	0	246	0	99
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	104	13	14	0	0	0	0
Administrative and other charges	21	1	3	0	0	0	0
Total expenses	125	14	17	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,920	0	0	0	0	0	0
Administrative and other charges	2,321	0	0	0	0	0	0
Total expenses	11,241	0	0	0	0	0	0
Total expenses	12,778	2,036	829	222	246	172	99
Net investment income (loss)	4,176	5,977	1,600	215	2,004	33	386
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	33,022	9,237	3,819	2,372	7,385	1,064	1,667
Realized gain distributions	53,442	5,751	3,077	457	2,370	716	1,608
Net realized gain (loss) on investments	86,464	14,988	6,896	2,829	9,755	1,780	3,275
Unrealized appreciation (depreciation)	137,453	108,480	49,867	1,569	8,389	2,040	5,494
Net increase (decrease) in net assets from operations	$ 228,093	$ 129,445	$ 58,363	$ 4,613	$ 20,148	$ 3,853	$ 9,155
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 67	$ 238	$ 67	$ 180	$ 1,250	$ 9,621
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	26	0	67	0	416	239
Administrative and other charges	2	0	5	0	28	16
Total expenses	28	0	72	0	444	255
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	4	0	46	33
Administrative and other charges	3	0	2	0	15	11
Total expenses	10	0	6	0	61	44
Fidelity Personal Retirement:
Mortality and expense risk charges	0	20	0	43	72	294
Administrative and other charges	0	7	0	13	23	104
Total expenses	0	27	0	56	95	398
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	38	27	78	56	600	697
Net investment income (loss)	29	211	(11)	124	650	8,924
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	406	1,129	(43)	136	(8,334)	4,181
Realized gain distributions	111	396	8	24	0	2,949
Net realized gain (loss) on investments	517	1,525	(35)	160	(8,334)	7,130
Unrealized appreciation (depreciation)	177	574	303	534	5,730	(41,927)
Net increase (decrease) in net assets from operations	$ 723	$ 2,310	$ 257	$ 818	$ (1,954)	$ (25,873)
(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Income:
Dividends	$ 40	$ 443	$ 2	$ 38
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	93	75	197	125
Administrative and other charges	6	5	13	8
Total expenses	99	80	210	133
Fidelity Income Advantage:
Mortality and expense risk charges	29	18	32	21
Administrative and other charges	10	6	10	6
Total expenses	39	24	42	27
Fidelity Personal Retirement:
Mortality and expense risk charges	30	15	0	0
Administrative and other charges	9	5	0	0
Total expenses	39	20	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	177	124	252	160
Net investment income (loss)	(137)	319	(250)	(122)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(992)	822	(129)	(390)
Realized gain distributions	0	0	832	0
Net realized gain (loss) on investments	(992)	822	703	(390)
Unrealized appreciation (depreciation)	6,195	3,193	10,206	5,500
Net increase (decrease) in net assets from operations	$ 5,066	$ 4,334	$ 10,659	$ 4,988
(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Global Bond Securities	FTVIP - U.S. Government
Income:
Dividends	$ 2,553	$ 371	$ 8,214	$ 5,574	$ 17,663	$ 1,561	$ 5,163	$ 1,186
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	229	5	362	273	387	35	46	16
Administrative and other charges	15	0	24	18	26	2	3	1
Total expenses	244	5	386	291	413	37	49	17
Fidelity Income Advantage:
Mortality and expense risk charges	17	1	16	26	26	8	4	3
Administrative and other charges	6	0	5	9	9	3	1	1
Total expenses	23	1	21	35	35	11	5	4
Fidelity Personal Retirement:
Mortality and expense risk charges	202	25	741	581	1,139	148	139	56
Administrative and other charges	66	10	256	197	379	48	49	17
Total expenses	268	35	997	778	1,518	196	188	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	535	41	1,404	1,104	1,966	244	242	94
Net investment income (loss)	2,018	330	6,810	4,470	15,697	1,317	4,921	1,092
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,571)	(425)	2,493	(730)	1,604	1,227	989	(841)
Realized gain distributions	902	0	0	2,480	5,974	5,285	1,333	0
Net realized gain (loss) on investments	(1,669)	(425)	2,493	1,750	7,578	6,512	2,322	(841)
Unrealized appreciation (depreciation)	(3,847)	(3,411)	(12,270)	(51,844)	(44,376)	5,632	(6,697)	(1,414)
Net increase (decrease) in net assets from operations	$ (3,498)	$ (3,506)	$ (2,967)	$ (45,624)	$ (21,101)	$ 13,461	$ 546	$ (1,163)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2013 and 2012

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (2,788)	$ (2,829)	$ (1,595)	$ (741)	$ 6,168	$ 7,264	$ 22,363	$ 19,864
Net realized gain (loss) on investments	0	0	0	0	(7,965)	967	4,704	3,721
Unrealized appreciation (depreciation)	0	0	0	0	8,393	9,338	(5,969)	15,534
Net increase (decrease) in net assets from operations	(2,788)	(2,829)	(1,595)	(741)	6,596	17,569	21,098	39,119
Contract Transactions:
Payments received from contract owners	6,298	5,602	1,213,729	1,123,630	761	1,273	22,939	30,258
Transfers between sub-accounts and the fixed account, net	31,486	(4,400)	(750,675)	(929,805)	(19,316)	8,032	10,921	69,449
Contract benefits	(7,709)	(9,359)	(21,418)	(22,600)	(4,216)	(4,470)	(300)	(234)
Contract terminations	(71,329)	(94,870)	(274,113)	(221,086)	(5,544)	(7,193)	(10,170)	(10,661)
Contract maintenance charges	(101)	(117)	0	0	(22)	(25)	0	0
Other transfers (to) from FILI, net	133	2,063	(1)	196	121	87	(9)	6
Net increase (decrease) in net assets from contract transactions	(41,222)	(101,081)	167,522	(49,665)	(28,216)	(2,296)	23,381	88,818
Total increase (decrease) in net assets	(44,010)	(103,910)	165,927	(50,406)	(21,620)	15,273	44,479	127,937
Net Assets:
Beginning of period	370,288	474,198	747,063	797,469	148,951	133,678	365,487	237,550
End of period	$ 326,278	$ 370,288	$ 912,990	$ 747,063	$ 127,331	$ 148,951	$ 409,966	$ 365,487
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 7,348	$ 9,176	$ 5,858	$ 4,638	$ (2,039)	$ (906)	$ 36	$ 321
Net realized gain (loss) on investments	31,896	19,367	21,316	11,415	(1,477)	(10,125)	4,616	1,733
Unrealized appreciation (depreciation)	67,248	33,921	25,478	7,301	119,165	58,393	32,003	10,511
Net increase (decrease) in net assets from operations	106,492	62,464	52,652	23,354	115,649	47,362	36,655	12,565
Contract Transactions:
Payments received from contract owners	1,414	1,001	10,575	3,705	1,912	1,540	1,971	1,292
Transfers between sub-accounts and the fixed account, net	(18,642)	(23,303)	44,334	10,300	(16,614)	(24,409)	10,467	134
Contract benefits	(11,647)	(12,209)	(139)	(227)	(6,524)	(7,539)	(45)	(311)
Contract terminations	(17,349)	(20,336)	(5,531)	(4,907)	(15,007)	(18,420)	(2,989)	(1,945)
Contract maintenance charges	(83)	(85)	0	0	(89)	(95)	0	0
Other transfers (to) from FILI, net	(205)	(418)	(7)	6	75	(195)	1	3
Net increase (decrease) in net assets from contract transactions	(46,512)	(55,350)	49,232	8,877	(36,247)	(49,118)	9,405	(827)
Total increase (decrease) in net assets	59,980	7,114	101,884	32,231	79,402	(1,756)	46,060	11,738
Net Assets:
Beginning of period	410,401	403,287	167,797	135,566	348,382	350,138	100,821	89,083
End of period	$ 470,381	$ 410,401	$ 269,681	$ 167,797	$ 427,784	$ 348,382	$ 146,881	$ 100,821
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 383	$ 755	$ 228	$ 399	$ 1,801	$ 1,721
Net realized gain (loss) on investments	(2,800)	(5,762)	(918)	(3,215)	1,705	(2,902)
Unrealized appreciation (depreciation)	21,480	17,596	10,921	9,695	32,693	20,481
Net increase (decrease) in net assets from operations	19,063	12,589	10,231	6,879	36,199	19,300
Contract Transactions:
Payments received from contract owners	0	0	341	291	4,264	1,650
Transfers between sub-accounts and the fixed account, net	(6,722)	(6,791)	(886)	(5,359)	31,230	(7,571)
Contract benefits	(1,034)	(987)	(951)	(648)	(68)	(214)
Contract terminations	(2,370)	(2,873)	(1,331)	(1,581)	(2,791)	(3,802)
Contract maintenance charges	(16)	(16)	(12)	(10)	(7)	(3)
Other transfers (to) from FILI, net	(43)	(57)	34	(53)	(7)	(2)
Net increase (decrease) in net assets from contract transactions	(10,185)	(10,724)	(2,805)	(7,360)	32,621	(9,942)
Total increase (decrease) in net assets	8,878	1,865	7,426	(481)	68,820	9,358
Net Assets:
Beginning of period	70,288	68,423	37,773	38,254	109,745	100,387
End of period	$ 79,166	$ 70,288	$ 45,199	$ 37,773	$ 178,565	$ 109,745
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 3,650	$ 4,806	$ 8,435	$ 11,310	$ 1,872	$ 1,761	$ 1,486	$ 1,217
Net realized gain (loss) on investments	1,713	9,636	5,103	15,987	695	(266)	2,010	1,693
Unrealized appreciation (depreciation)	(12,997)	2,028	(23,488)	(602)	33,446	27,680	12,223	8,208
Net increase (decrease) in net assets from operations	(7,634)	16,470	(9,950)	26,695	36,013	29,175	15,719	11,118
Contract Transactions:
Payments received from contract owners	971	1,464	16,423	33,777	1,856	821	4,238	2,900
Transfers between sub-accounts and the fixed account, net	(50,583)	(11,973)	(128,257)	52,651	(10,305)	(9,866)	4,826	(220)
Contract benefits	(9,003)	(10,135)	(376)	(722)	(8,109)	(10,349)	(548)	(127)
Contract terminations	(13,223)	(17,663)	(28,922)	(18,930)	(10,426)	(13,415)	(2,782)	(4,974)
Contract maintenance charges	(46)	(57)	0	0	(49)	(54)	0	0
Other transfers (to) from FILI, net	(49)	(237)	(18)	(1)	(221)	(570)	(1)	2
Net increase (decrease) in net assets from contract transactions	(71,933)	(38,601)	(141,150)	66,775	(27,254)	(33,433)	5,733	(2,419)
Total increase (decrease) in net assets	(79,567)	(22,131)	(151,100)	93,470	8,759	(4,258)	21,452	8,699
Net Assets:
Beginning of period	326,015	348,146	537,782	444,312	259,473	263,731	99,436	90,737
End of period	$ 246,448	$ 326,015	$ 386,682	$ 537,782	$ 268,232	$ 259,473	$ 120,888	$ 99,436
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 15,744	$ 11,446	$ 131	$ 445	$ 382	$ 371
Net realized gain (loss) on investments	26,389	14,801	748	(461)	694	524
Unrealized appreciation (depreciation)	217,792	70,705	15,323	10,890	7,370	3,905
Net increase (decrease) in net assets from operations	259,925	96,952	16,202	10,874	8,446	4,800
Contract Transactions:
Payments received from contract owners	29,563	14,317	587	504	2,420	1,489
Transfers between sub-accounts and the fixed account, net	194,960	30,430	(4,307)	(3,845)	9,962	(1,963)
Contract benefits	(9,594)	(8,478)	(2,357)	(2,286)	(53)	(195)
Contract terminations	(34,357)	(22,612)	(3,407)	(3,681)	(897)	(2,575)
Contract maintenance charges	(79)	(79)	(18)	(19)	0	0
Other transfers (to) from FILI, net	152	(153)	16	(43)	3	0
Net increase (decrease) in net assets from contract transactions	180,645	13,425	(9,486)	(9,370)	11,435	(3,244)
Total increase (decrease) in net assets	440,570	110,377	6,716	1,504	19,881	1,556
Net Assets:
Beginning of period	741,824	631,447	80,108	78,604	33,901	32,345
End of period	$ 1,182,394	$ 741,824	$ 86,824	$ 80,108	$ 53,782	$ 33,901
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 2,090	$ 4,161	$ 6,512	$ 6,299	$ 996	$ 1,065	$ 9,823	$ 8,942
Net realized gain (loss) on investments	17,006	1,251	9,014	5,372	7,708	7,071	90,015	78,894
Unrealized appreciation (depreciation)	217,780	115,965	183,023	69,789	15,203	8,726	152,017	74,945
Net increase (decrease) in net assets from operations	236,876	121,377	198,549	81,460	23,907	16,862	251,855	162,781
Contract Transactions:
Payments received from contract owners	2,804	3,193	25,413	18,311	1,386	685	45,287	12,642
Transfers between sub-accounts and the fixed account, net	(53,372)	(47,135)	80,382	19,502	6,594	(2,007)	132,772	32,566
Contract benefits	(16,879)	(16,362)	(456)	(818)	(5,182)	(5,344)	(2,192)	(3,691)
Contract terminations	(33,064)	(37,123)	(16,980)	(17,153)	(4,731)	(5,108)	(89,196)	(61,966)
Contract maintenance charges	(194)	(200)	0	0	(21)	(21)	0	0
Other transfers (to) from FILI, net	273	(288)	40	(10)	12	27	8	(23)
Net increase (decrease) in net assets from contract transactions	(100,432)	(97,915)	88,399	19,832	(1,942)	(11,768)	86,679	(20,472)
Total increase (decrease) in net assets	136,444	23,462	286,948	101,292	21,965	5,094	338,534	142,309
Net Assets:
Beginning of period	834,104	810,642	601,894	500,602	128,923	123,829	1,324,469	1,182,160
End of period	$ 970,548	$ 834,104	$ 888,842	$ 601,894	$ 150,888	$ 128,923	$ 1,663,003	$ 1,324,469
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (105)	$ (15)	$ 122	$ 128	$ 1,240	$ 1,469	$ 1,670	$ 980
Net realized gain (loss) on investments	3,052	119	8,329	892	1,396	(791)	4,919	960
Unrealized appreciation (depreciation)	4,743	2,823	11,980	4,086	30,718	15,962	16,004	4,390
Net increase (decrease) in net assets from operations	7,690	2,927	20,431	5,106	33,354	16,640	22,593	6,330
Contract Transactions:
Payments received from contract owners	351	71	4,050	1,229	550	430	4,817	2,149
Transfers between sub-accounts and the fixed account, net	6,492	4,608	40,325	7,909	1,588	1,453	43,957	11,622
Contract benefits	(736)	(407)	(88)	(59)	(4,067)	(3,914)	(43)	(161)
Contract terminations	(1,081)	(769)	(1,625)	(1,131)	(5,690)	(4,833)	(2,510)	(1,247)
Contract maintenance charges	(5)	(4)	0	0	(26)	(25)	0	0
Other transfers (to) from FILI, net	6	31	3	(1)	(52)	(34)	2	(3)
Net increase (decrease) in net assets from contract transactions	5,027	3,530	42,665	7,947	(7,697)	(6,923)	46,223	12,360
Total increase (decrease) in net assets	12,717	6,457	63,096	13,053	25,657	9,717	68,816	18,690
Net Assets:
Beginning of period	19,288	12,831	34,253	21,200	107,512	97,795	49,888	31,198
End of period	$ 32,005	$ 19,288	$ 97,349	$ 34,253	$ 133,169	$ 107,512	$ 118,704	$ 49,888
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (388)	$ (320)	$ 68	$ 86	$ (1,163)	$ (822)	$ 916	$ 874
Net realized gain (loss) on investments	2,819	500	5,844	3,312	51,649	32,972	51,522	22,332
Unrealized appreciation (depreciation)	20,554	10,643	21,181	5,977	55,296	12,337	51,421	14,136
Net increase (decrease) in net assets from operations	22,985	10,823	27,093	9,375	105,782	44,487	103,859	37,342
Contract Transactions:
Payments received from contract owners	268	292	2,067	1,955	956	865	8,720	4,268
Transfers between sub-accounts and the fixed account, net	(2,670)	2,045	14,742	12,347	(17,925)	(40,696)	33,806	(29,008)
Contract benefits	(1,501)	(2,080)	(58)	(152)	(9,628)	(8,379)	(130)	(241)
Contract terminations	(3,331)	(3,914)	(1,628)	(2,231)	(11,549)	(18,150)	(6,907)	(8,022)
Contract maintenance charges	(17)	(18)	0	0	(68)	(72)	0	0
Other transfers (to) from FILI, net	35	0	2	(2)	(14)	(136)	2	9
Net increase (decrease) in net assets from contract transactions	(7,216)	(3,675)	15,125	11,917	(38,228)	(66,568)	35,491	(32,994)
Total increase (decrease) in net assets	15,769	7,148	42,218	21,292	67,554	(22,081)	139,350	4,348
Net Assets:
Beginning of period	68,001	60,853	71,790	50,498	320,946	343,027	274,541	270,193
End of period	$ 83,770	$ 68,001	$ 114,008	$ 71,790	$ 388,500	$ 320,946	$ 413,891	$ 274,541
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 29	$ (102)	$ 537	$ 192	$ 389	$ 433	$ 1,048	$ 967
Net realized gain (loss) on investments	660	(1,002)	5,695	694	146	586	3,378	1,392
Unrealized appreciation (depreciation)	14,579	12,004	14,136	10,270	3,626	599	3,257	(104)
Net increase (decrease) in net assets from operations	15,268	10,900	20,368	11,156	4,161	1,618	7,683	2,255
Contract Transactions:
Payments received from contract owners	193	136	2,765	706	166	183	1,988	2,487
Transfers between sub-accounts and the fixed account, net	(3,892)	2,107	7,458	7,957	(2,729)	(2,601)	(345)	(6,877)
Contract benefits	(1,478)	(1,297)	(38)	(117)	(653)	(618)	(9)	(135)
Contract terminations	(2,161)	(1,968)	(2,634)	(1,912)	(928)	(1,748)	(1,220)	(1,713)
Contract maintenance charges	(11)	(10)	0	0	(22)	(15)	(28)	(20)
Other transfers (to) from FILI, net	10	13	2	(2)	21	22	(3)	(8)
Net increase (decrease) in net assets from contract transactions	(7,339)	(1,019)	7,553	6,632	(4,145)	(4,777)	383	(6,266)
Total increase (decrease) in net assets	7,929	9,881	27,921	17,788	16	(3,159)	8,066	(4,011)
Net Assets:
Beginning of period	53,219	43,338	58,912	41,124	23,523	26,682	38,809	42,820
End of period	$ 61,148	$ 53,219	$ 86,833	$ 58,912	$ 23,539	$ 23,523	$ 46,875	$ 38,809
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (332)	$ (547)	$ (85)	$ (175)	$ 36	$ 128	$ 600	$ 602
Net realized gain (loss) on investments	2,874	6,930	6,220	8,519	(378)	(5,047)	740	(2,967)
Unrealized appreciation (depreciation)	9,134	3,487	16,150	3,108	19,080	8,653	17,550	6,049
Net increase (decrease) in net assets from operations	11,676	9,870	22,285	11,452	18,738	3,734	18,890	3,684
Contract Transactions:
Payments received from contract owners	107	153	2,708	1,459	240	262	1,792	2,069
Transfers between sub-accounts and the fixed account, net	(8,262)	(15,911)	4,121	3,503	(16,020)	(25,076)	(3,787)	(16,814)
Contract benefits	(1,262)	(1,651)	(398)	(69)	(2,239)	(2,196)	(64)	(83)
Contract terminations	(1,456)	(2,398)	(2,326)	(2,743)	(3,723)	(4,616)	(2,385)	(3,174)
Contract maintenance charges	(15)	(31)	(18)	(15)	(30)	(43)	(12)	(19)
Other transfers (to) from FILI, net	13	30	1	(1)	(59)	56	4	(11)
Net increase (decrease) in net assets from contract transactions	(10,875)	(19,808)	4,088	2,134	(21,831)	(31,613)	(4,452)	(18,032)
Total increase (decrease) in net assets	801	(9,938)	26,373	13,586	(3,093)	(27,879)	14,438	(14,348)
Net Assets:
Beginning of period	54,149	64,087	84,371	70,785	88,786	116,665	82,204	96,552
End of period	$ 54,950	$ 54,149	$ 110,744	$ 84,371	$ 85,693	$ 88,786	$ 96,642	$ 82,204
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (858)	$ (224)	$ (438)	$ 153	$ 87	$ 62	$ 453	$ 256
Net realized gain (loss) on investments	11,761	5,337	23,878	7,690	946	229	2,898	187
Unrealized appreciation (depreciation)	33,241	4,470	69,427	6,846	4,685	2,704	8,023	3,607
Net increase (decrease) in net assets from operations	44,144	9,583	92,867	14,689	5,718	2,995	11,374	4,050
Contract Transactions:
Payments received from contract owners	747	323	16,103	4,354	139	67	1,828	313
Transfers between sub-accounts and the fixed account, net	49,563	6,678	138,677	26,012	3,994	2,597	14,227	11,941
Contract benefits	(1,970)	(946)	(24)	(63)	(391)	(159)	(9)	0
Contract terminations	(3,447)	(2,125)	(4,461)	(3,397)	(408)	(443)	(952)	(825)
Contract maintenance charges	(41)	(25)	(70)	(14)	(17)	(14)	(9)	(10)
Other transfers (to) from FILI, net	2	63	0	1	(37)	11	0	3
Net increase (decrease) in net assets from contract transactions	44,854	3,968	150,225	26,893	3,280	2,059	15,085	11,422
Total increase (decrease) in net assets	88,998	13,551	243,092	41,582	8,998	5,054	26,459	15,472
Net Assets:
Beginning of period	60,385	46,834	105,308	63,726	15,938	10,884	27,690	12,218
End of period	$ 149,383	$ 60,385	$ 348,400	$ 105,308	$ 24,936	$ 15,938	$ 54,149	$ 27,690
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 20	$ 143	$ 614	$ 451	$ (142)	$ (47)	$ (58)	$ 27
Net realized gain (loss) on investments	5,561	696	7,558	337	2,547	834	6,918	1,813
Unrealized appreciation (depreciation)	7,507	4,535	16,223	6,321	4,103	682	12,744	1,266
Net increase (decrease) in net assets from operations	13,088	5,374	24,395	7,109	6,508	1,469	19,604	3,106
Contract Transactions:
Payments received from contract owners	385	111	3,684	1,101	228	59	3,762	1,145
Transfers between sub-accounts and the fixed account, net	10,368	(6,632)	48,032	(5,213)	12,128	3,176	51,855	7,791
Contract benefits	(916)	(845)	(13)	(19)	(463)	(260)	(31)	0
Contract terminations	(1,007)	(978)	(971)	(1,735)	(427)	(322)	(1,141)	(454)
Contract maintenance charges	(13)	(10)	(14)	(5)	(11)	(8)	(32)	(10)
Other transfers (to) from FILI, net	63	13	1	0	54	27	1	2
Net increase (decrease) in net assets from contract transactions	8,880	(8,341)	50,719	(5,871)	11,509	2,672	54,414	8,474
Total increase (decrease) in net assets	21,968	(2,967)	75,114	1,238	18,017	4,141	74,018	11,580
Net Assets:
Beginning of period	28,615	31,582	41,830	40,592	11,006	6,865	24,949	13,369
End of period	$ 50,583	$ 28,615	$ 116,944	$ 41,830	$ 29,023	$ 11,006	$ 98,967	$ 24,949
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 354	$ 370	$ 2,070	$ 1,386	$ 3,301	$ 3,838	$ 34,236	$ 32,616
Net realized gain (loss) on investments	(387)	1,311	13,591	5,578	3,685	3,715	18,031	13,899
Unrealized appreciation (depreciation)	951	6,622	(15,272)	7,972	(7,948)	5,328	(53,675)	39,422
Net increase (decrease) in net assets from operations	918	8,303	389	14,936	(962)	12,881	(1,408)	85,937
Contract Transactions:
Payments received from contract owners	509	551	12,919	9,117	1,385	2,607	45,500	70,610
Transfers between sub-accounts and the fixed account, net	(14,607)	5,978	(1,548)	25,564	(31,146)	(4,767)	(125,947)	122,560
Contract benefits	(1,408)	(1,229)	(32)	(59)	(2,740)	(3,029)	(1,274)	(1,181)
Contract terminations	(2,332)	(2,195)	(5,138)	(3,374)	(5,774)	(6,502)	(45,615)	(30,598)
Contract maintenance charges	(14)	(14)	0	0	(20)	(25)	0	0
Other transfers (to) from FILI, net	52	(3)	(2)	0	12	(204)	(1)	3
Net increase (decrease) in net assets from contract transactions	(17,800)	3,088	6,199	31,248	(38,283)	(11,920)	(127,337)	161,394
Total increase (decrease) in net assets	(16,882)	11,391	6,588	46,184	(39,245)	961	(128,745)	247,331
Net Assets:
Beginning of period	58,188	46,797	120,529	74,345	140,715	139,754	1,001,583	754,252
End of period	$ 41,306	$ 58,188	$ 127,117	$ 120,529	$ 101,470	$ 140,715	$ 872,838	$ 1,001,583
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (47)	$ (39)	$ (20)	$ (16)	$ (22)	$ 17	$ 312	$ 267
Net realized gain (loss) on investments	140	(171)	486	(169)	615	(584)	1,619	226
Unrealized appreciation (depreciation)	1,656	651	2,737	800	2,222	2,746	9,342	5,568
Net increase (decrease) in net assets from operations	1,749	441	3,203	615	2,815	2,179	11,273	6,061
Contract Transactions:
Payments received from contract owners	34	18	256	203	62	12	5,866	2,966
Transfers between sub-accounts and the fixed account, net	1,289	(344)	5,421	(768)	(3,467)	6,415	28,794	5,853
Contract benefits	(77)	(169)	0	(12)	(250)	(241)	(47)	(61)
Contract terminations	(221)	(216)	(104)	(188)	(494)	(391)	(1,958)	(746)
Contract maintenance charges	(1)	(1)	0	0	(4)	(5)	(14)	(4)
Other transfers (to) from FILI, net	1	(2)	0	0	(43)	0	(2)	1
Net increase (decrease) in net assets from contract transactions	1,025	(714)	5,573	(765)	(4,196)	5,790	32,639	8,009
Total increase (decrease) in net assets	2,774	(273)	8,776	(150)	(1,381)	7,969	43,912	14,070
Net Assets:
Beginning of period	4,251	4,524	6,514	6,664	17,594	9,625	36,801	22,731
End of period	$ 7,025	$ 4,251	$ 15,290	$ 6,514	$ 16,213	$ 17,594	$ 80,713	$ 36,801
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (20)	$ 71	$ 54	$ 197	$ 57	$ 99	$ 550	$ 433
Net realized gain (loss) on investments	341	(850)	747	(935)	1,944	(135)	7,167	(38)
Unrealized appreciation (depreciation)	1,705	1,456	3,198	2,100	2,238	2,287	5,432	5,138
Net increase (decrease) in net assets from operations	2,026	677	3,999	1,362	4,239	2,251	13,149	5,533
Contract Transactions:
Payments received from contract owners	9	2	159	91	56	58	1,519	657
Transfers between sub-accounts and the fixed account, net	1,427	(1,348)	4,824	(2,930)	3,257	(2,679)	20,265	(419)
Contract benefits	(200)	(147)	(3)	(100)	(349)	(317)	(13)	(145)
Contract terminations	(276)	(213)	(421)	(1,316)	(356)	(607)	(1,033)	(2,375)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	(40)	13	1	0	36	(3)	(7)	1
Net increase (decrease) in net assets from contract transactions	919	(1,694)	4,560	(4,255)	2,641	(3,551)	20,731	(2,281)
Total increase (decrease) in net assets	2,945	(1,017)	8,559	(2,893)	6,880	(1,300)	33,880	3,252
Net Assets:
Beginning of period	4,820	5,837	9,074	11,967	11,810	13,110	31,410	28,158
End of period	$ 7,765	$ 4,820	$ 17,633	$ 9,074	$ 18,690	$ 11,810	$ 65,290	$ 31,410
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (32)	$ 2	$ 210	$ 264	$ 89	$ 84	$ 716	$ 433
Net realized gain (loss) on investments	1,978	316	9,268	891	163	189	751	559
Unrealized appreciation (depreciation)	1,836	1,175	7,779	3,728	263	318	889	893
Net increase (decrease) in net assets from operations	3,782	1,493	17,257	4,883	515	591	2,356	1,885
Contract Transactions:
Payments received from contract owners	33	65	3,621	2,490	27	152	2,866	774
Transfers between sub-accounts and the fixed account, net	1,826	1,689	12,751	14,669	357	1,894	19,828	4,938
Contract benefits	(258)	(190)	(3)	(25)	(82)	(185)	(127)	0
Contract terminations	(480)	(500)	(1,244)	(926)	(531)	(380)	(3,977)	(839)
Contract maintenance charges	(3)	(2)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	10	3	6	(1)	14	7	5	(2)
Net increase (decrease) in net assets from contract transactions	1,128	1,065	15,131	16,207	(217)	1,486	18,595	4,871
Total increase (decrease) in net assets	4,910	2,558	32,388	21,090	298	2,077	20,951	6,756
Net Assets:
Beginning of period	11,043	8,485	43,267	22,177	11,668	9,591	35,059	28,303
End of period	$ 15,953	$ 11,043	$ 75,655	$ 43,267	$ 11,966	$ 11,668	$ 56,010	$ 35,059
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 54	$ 48	$ 207	$ 164	$ 129	$ 151	$ 811	$ 790
Net realized gain (loss) on investments	59	48	420	213	274	146	1,404	1,040
Unrealized appreciation (depreciation)	407	334	663	516	1,331	1,218	4,342	3,417
Net increase (decrease) in net assets from operations	520	430	1,290	893	1,734	1,515	6,557	5,247
Contract Transactions:
Payments received from contract owners	138	14	1,377	1,393	63	81	1,186	712
Transfers between sub-accounts and the fixed account, net	451	709	2,246	2,155	(693)	(886)	3,917	1,065
Contract benefits	(3)	(29)	0	0	(8)	(27)	(242)	0
Contract terminations	(255)	(340)	(1,049)	(717)	(503)	(1,282)	(4,565)	(4,203)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	1	0	(1)	(1)	4	(1)	(1)	1
Net increase (decrease) in net assets from contract transactions	331	353	2,573	2,830	(1,140)	(2,118)	295	(2,425)
Total increase (decrease) in net assets	851	783	3,863	3,723	594	(603)	6,852	2,822
Net Assets:
Beginning of period	5,723	4,940	12,341	8,618	14,411	15,014	49,023	46,201
End of period	$ 6,574	$ 5,723	$ 16,204	$ 12,341	$ 15,005	$ 14,411	$ 55,875	$ 49,023
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 281	$ 338	$ 1,317	$ 1,183	$ 274	$ 313	$ 2,080	$ 1,925
Net realized gain (loss) on investments	711	494	2,048	1,406	805	418	3,474	2,019
Unrealized appreciation (depreciation)	2,754	2,155	7,297	4,733	2,910	2,164	12,944	8,349
Net increase (decrease) in net assets from operations	3,746	2,987	10,662	7,322	3,989	2,895	18,498	12,293
Contract Transactions:
Payments received from contract owners	228	1,608	4,083	1,890	575	300	6,782	3,842
Transfers between sub-accounts and the fixed account, net	(138)	(1,528)	7,153	4,164	1,193	1,210	11,240	6,812
Contract benefits	(121)	(61)	0	(32)	(64)	(74)	(42)	0
Contract terminations	(1,671)	(3,272)	(4,634)	(3,430)	(2,200)	(1,664)	(4,958)	(4,564)
Contract maintenance charges	(7)	(7)	0	0	(5)	(6)	0	0
Other transfers (to) from FILI, net	6	2	1	(1)	0	(1)	(2)	1
Net increase (decrease) in net assets from contract transactions	(1,703)	(3,258)	6,603	2,591	(501)	(235)	13,020	6,091
Total increase (decrease) in net assets	2,043	(271)	17,265	9,913	3,488	2,660	31,518	18,384
Net Assets:
Beginning of period	28,314	28,585	71,657	61,744	25,900	23,240	111,109	92,725
End of period	$ 30,357	$ 28,314	$ 88,922	$ 71,657	$ 29,388	$ 25,900	$ 142,627	$ 111,109
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 165	$ 124	$ 1,621	$ 1,177	$ 149	$ 188	$ 1,415	$ 1,131
Net realized gain (loss) on investments	386	197	2,506	964	476	228	2,339	1,021
Unrealized appreciation (depreciation)	1,950	1,264	11,273	5,492	2,328	1,510	12,142	5,461
Net increase (decrease) in net assets from operations	2,501	1,585	15,400	7,633	2,953	1,926	15,896	7,613
Contract Transactions:
Payments received from contract owners	139	448	6,237	2,983	362	384	6,918	4,101
Transfers between sub-accounts and the fixed account, net	1,833	(663)	19,076	9,133	(530)	76	21,592	4,295
Contract benefits	(1)	0	0	(31)	(194)	(21)	(57)	(8)
Contract terminations	(404)	(495)	(1,099)	(1,060)	(301)	(435)	(3,824)	(1,206)
Contract maintenance charges	(5)	(4)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	1	(2)	(1)	(1)	1	1	0	(2)
Net increase (decrease) in net assets from contract transactions	1,563	(716)	24,213	11,024	(666)	0	24,629	7,180
Total increase (decrease) in net assets	4,064	869	39,613	18,657	2,287	1,926	40,525	14,793
Net Assets:
Beginning of period	12,151	11,282	67,147	48,490	14,829	12,903	62,374	47,581
End of period	$ 16,215	$ 12,151	$ 106,760	$ 67,147	$ 17,116	$ 14,829	$ 102,899	$ 62,374
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 127	$ 129	$ 269	$ 260	$ 129	$ 130
Net realized gain (loss) on investments	222	235	206	297	196	131
Unrealized appreciation (depreciation)	568	482	1,925	1,222	1,439	765
Net increase (decrease) in net assets from operations	917	846	2,400	1,779	1,764	1,026
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,167	1,000	2,255	2,431	2,136	1,151
Contract benefits	(786)	(627)	(1,368)	(1,149)	(608)	(467)
Contract terminations	0	(40)	0	(22)	(50)	(199)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	(410)	30	54	64	11	(26)
Net increase (decrease) in net assets from contract transactions	(29)	363	941	1,324	1,489	459
Total increase (decrease) in net assets	888	1,209	3,341	3,103	3,253	1,485
Net Assets:
Beginning of period	9,829	8,620	19,164	16,061	8,306	6,821
End of period	$ 10,717	$ 9,829	$ 22,505	$ 19,164	$ 11,559	$ 8,306
(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (82)	$ 202	$ 393	$ 945	$ 5,801	$ 6,354	$ 6,857	$ 7,015
Net realized gain (loss) on investments	3,744	1,639	13,212	4,878	22,628	4,878	15,948	8,916
Unrealized appreciation (depreciation)	5,610	1,201	20,670	3,288	2,984	15,022	101,886	51,279
Net increase (decrease) in net assets from operations	9,272	3,042	34,275	9,111	31,413	26,254	124,691	67,210
Contract Transactions:
Payments received from contract owners	459	66	7,663	2,745	39,764	23,916	44,289	32,913
Transfers between sub-accounts and the fixed account, net	15,157	(1,676)	71,303	644	12,114	86,823	148,486	55,530
Contract benefits	(567)	(392)	(91)	(45)	(3,206)	(2,539)	(8,422)	(8,858)
Contract terminations	(962)	(471)	(2,396)	(2,584)	(36,318)	(24,589)	(37,335)	(31,136)
Contract maintenance charges	(6)	(4)	0	0	(16)	(16)	(23)	(25)
Other transfers (to) from FILI, net	(54)	(23)	(2)	(6)	14	48	491	156
Net increase (decrease) in net assets from contract transactions	14,027	(2,500)	76,477	754	12,352	83,643	147,486	48,580
Total increase (decrease) in net assets	23,299	542	110,752	9,865	43,765	109,897	272,177	115,790
Net Assets:
Beginning of period	18,804	18,262	59,020	49,155	582,542	472,645	792,965	677,175
End of period	$ 42,103	$ 18,804	$ 169,772	$ 59,020	$ 626,307	$ 582,542	$ 1,065,142	$ 792,965
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 4,176	$ 5,964	$ 5,977	$ 6,607	$ 1,600	$ 1,873
Net realized gain (loss) on investments	86,464	30,120	14,988	4,609	6,896	2,170
Unrealized appreciation (depreciation)	137,453	87,378	108,480	51,863	49,867	22,877
Net increase (decrease) in net assets from operations	228,093	123,462	129,445	63,079	58,363	26,920
Contract Transactions:
Payments received from contract owners	26,612	14,722	31,695	21,169	9,997	4,330
Transfers between sub-accounts and the fixed account, net	96,928	35,835	92,334	9,371	36,576	(24,016)
Contract benefits	(6,699)	(6,580)	(3,598)	(3,480)	(2,183)	(2,406)
Contract terminations	(75,650)	(61,421)	(19,076)	(26,650)	(10,883)	(8,289)
Contract maintenance charges	(11)	(9)	(15)	(13)	(8)	(10)
Other transfers (to) from FILI, net	185	(98)	158	(263)	70	(211)
Net increase (decrease) in net assets from contract transactions	41,365	(17,551)	101,498	134	33,569	(30,602)
Total increase (decrease) in net assets	269,458	105,911	230,943	63,213	91,932	(3,682)
Net Assets:
Beginning of period	1,285,160	1,179,249	557,749	494,536	206,109	209,791
End of period	$ 1,554,618	$ 1,285,160	$ 788,692	$ 557,749	$ 298,041	$ 206,109
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 215	$ 174	$ 2,004	$ 1,053	$ 33	$ (1)	$ 386	$ 291
Net realized gain (loss) on investments	2,829	2,041	9,755	2,380	1,780	1,489	3,275	2,634
Unrealized appreciation (depreciation)	1,569	120	8,389	4,370	2,040	2,625	5,494	5,174
Net increase (decrease) in net assets from operations	4,613	2,335	20,148	7,803	3,853	4,113	9,155	8,099
Contract Transactions:
Payments received from contract owners	322	263	8,755	6,621	60	108	1,370	1,053
Transfers between sub-accounts and the fixed account, net	(1,256)	7,822	20,185	28,274	(6,002)	(4,895)	(5,292)	(7,250)
Contract benefits	(595)	(355)	(26)	(29)	(418)	(405)	0	(260)
Contract terminations	(1,306)	(635)	(3,451)	(1,977)	(765)	(1,260)	(1,873)	(1,845)
Contract maintenance charges	(13)	(74)	(16)	(11)	(11)	(11)	(5)	(5)
Other transfers (to) from FILI, net	1	28	(1)	10	44	(119)	(1)	1
Net increase (decrease) in net assets from contract transactions	(2,847)	7,049	25,446	32,888	(7,092)	(6,582)	(5,801)	(8,306)
Total increase (decrease) in net assets	1,766	9,384	45,594	40,691	(3,239)	(2,469)	3,354	(207)
Net Assets:
Beginning of period	21,939	12,555	81,526	40,835	22,840	25,309	45,616	45,823
End of period	$ 23,705	$ 21,939	$ 127,120	$ 81,526	$ 19,601	$ 22,840	$ 48,970	$ 45,616
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 29	$ 28	$ 211	$ 116	$ (11)	$ 9	$ 124	$ 223
Net realized gain (loss) on investments	517	95	1,525	67	(35)	(385)	160	(526)
Unrealized appreciation (depreciation)	177	386	574	956	303	1,866	534	3,679
Net increase (decrease) in net assets from operations	723	509	2,310	1,139	257	1,490	818	3,376
Contract Transactions:
Payments received from contract owners	29	5	809	217	47	99	819	803
Transfers between sub-accounts and the fixed account, net	(620)	1,330	1,635	3,944	(998)	(4,754)	(1,046)	(3,149)
Contract benefits	(199)	(87)	(3)	0	(101)	(124)	(4)	(31)
Contract terminations	(123)	(186)	(202)	(130)	(235)	(305)	(918)	(1,193)
Contract maintenance charges	(5)	(2)	(7)	(2)	(6)	(5)	(7)	(3)
Other transfers (to) from FILI, net	(3)	22	(4)	0	(4)	10	(3)	(3)
Net increase (decrease) in net assets from contract transactions	(921)	1,082	2,228	4,029	(1,297)	(5,079)	(1,159)	(3,576)
Total increase (decrease) in net assets	(198)	1,591	4,538	5,168	(1,040)	(3,589)	(341)	(200)
Net Assets:
Beginning of period	4,358	2,767	10,711	5,543	10,208	13,797	27,371	27,571
End of period	$ 4,160	$ 4,358	$ 15,249	$ 10,711	$ 9,168	$ 10,208	$ 27,030	$ 27,371
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity (b)
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 650	$ (711)	$ 8,924	$ 5,385	$ (137)	$ 532	$ 319	$ 374
Net realized gain (loss) on investments	(8,334)	(11,186)	7,130	1,721	(992)	(2,179)	822	341
Unrealized appreciation (depreciation)	5,730	32,834	(41,927)	28,035	6,195	5,945	3,193	1,695
Net increase (decrease) in net assets from operations	(1,954)	20,937	(25,873)	35,141	5,066	4,298	4,334	2,410
Contract Transactions:
Payments received from contract owners	1,705	625	12,334	22,697	596	215	182	189
Transfers between sub-accounts and the fixed account, net	(18,234)	(19,018)	(86,422)	73,960	2,154	(3,851)	3,073	(2,791)
Contract benefits	(1,626)	(1,394)	(667)	(936)	(529)	(571)	(269)	(363)
Contract terminations	(3,919)	(4,921)	(8,712)	(6,395)	(1,268)	(1,376)	(841)	(889)
Contract maintenance charges	(15)	(21)	(8)	(10)	(2)	(2)	(2)	(2)
Other transfers (to) from FILI, net	(13)	(11)	7	5	25	(4)	(4)	(5)
Net increase (decrease) in net assets from contract transactions	(22,102)	(24,740)	(83,468)	89,321	976	(5,589)	2,139	(3,861)
Total increase (decrease) in net assets	(24,056)	(3,803)	(109,341)	124,462	6,042	(1,291)	6,473	(1,451)
Net Assets:
Beginning of period	118,887	122,690	290,698	166,236	33,323	34,614	19,490	20,941
End of period	$ 94,831	$ 118,887	$ 181,357	$ 290,698	$ 39,365	$ 33,323	$ 25,963	$ 19,490
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ (250)	$ (224)	$ (122)	$ (133)
Net realized gain (loss) on investments	703	(942)	(390)	(939)
Unrealized appreciation (depreciation)	10,206	5,308	5,500	3,515
Net increase (decrease) in net assets from operations	10,659	4,142	4,988	2,443
Contract Transactions:
Payments received from contract owners	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,562)	(1,567)	(937)	(1,350)
Contract benefits	(601)	(455)	(441)	(332)
Contract terminations	(1,207)	(1,042)	(591)	(452)
Contract maintenance charges	(9)	(8)	(4)	(4)
Other transfers (to) from FILI, net	14	8	(11)	(41)
Net increase (decrease) in net assets from contract transactions	(3,365)	(3,064)	(1,984)	(2,179)
Total increase (decrease) in net assets	7,294	1,078	3,004	264
Net Assets:
Beginning of period	26,490	25,412	17,787	17,523
End of period	$ 33,784	$ 26,490	$ 20,791	$ 17,787

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2013 and 2012

(In thousands)			Subaccounts Investing In:
	Lazard - Retirement Emerging Markets		PVIT - Commodity Real Return (a)		PVIT - Low Duration		PVIT - Real Return
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 2,018	$ 2,420	$ 330	$ 208	$ 6,810	$ 8,622	$ 4,470	$ 3,797
Net realized gain (loss) on investments	(1,669)	53	(425)	818	2,493	2,242	1,750	35,108
Unrealized appreciation (depreciation)	(3,847)	28,956	(3,411)	(786)	(12,270)	17,253	(51,844)	(840)
Net increase (decrease) in net assets from operations	(3,498)	31,429	(3,506)	240	(2,967)	28,117	(45,624)	38,065
Contract Transactions:
Payments received from contract owners	6,611	4,673	2,368	2,385	30,303	26,392	13,927	48,980
Transfers between sub-accounts and the fixed account, net	(16,413)	(9,832)	2,529	14,694	(18,187)	57,576	(221,065)	93,824
Contract benefits	(577)	(665)	(14)	(24)	(1,725)	(1,047)	(728)	(768)
Contract terminations	(4,082)	(5,898)	(772)	(120)	(40,650)	(28,189)	(22,025)	(14,004)
Contract maintenance charges	(9)	(11)	0	0	(5)	(6)	(6)	(10)
Other transfers (to) from FILI, net	(11)	66	0	2	14	(13)	19	19
Net increase (decrease) in net assets from contract transactions	(14,481)	(11,667)	4,111	16,937	(30,250)	54,713	(229,878)	128,041
Total increase (decrease) in net assets	(17,979)	19,762	605	17,177	(33,217)	82,830	(275,502)	166,106
Net Assets:
Beginning of period	171,550	151,788	17,177	0	574,142	491,312	569,998	403,892
End of period	$ 153,571	$ 171,550	$ 17,782	$ 17,177	$ 540,925	$ 574,142	$ 294,496	$ 569,998
(In thousands)	Subaccounts Investing In:
	PVIT - Total Return		Blackrock - Global Allocation V.I. (a)		FTVIP - Global Bond Securities (a)		FTVIP - U.S. Government (a)
	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12	12/31/13	12/31/12
Operations:
Net investment income (loss)	$ 15,697	$ 17,104	$ 1,317	$ 610	$ 4,921	$ 628	$ 1,092	$ 427
Net realized gain (loss) on investments	7,578	17,867	6,512	298	2,322	112	(841)	36
Unrealized appreciation (depreciation)	(44,376)	28,871	5,632	1,114	(6,697)	2,310	(1,414)	(330)
Net increase (decrease) in net assets from operations	(21,101)	63,842	13,461	2,022	546	3,050	(1,163)	133
Contract Transactions:
Payments received from contract owners	43,333	68,523	17,524	7,977	19,288	12,178	3,648	13,308
Transfers between sub-accounts and the fixed account, net	(182,076)	165,697	81,678	36,013	51,388	42,438	(20,677)	35,187
Contract benefits	(1,583)	(1,584)	(115)	(25)	(46)	(6)	(116)	(26)
Contract terminations	(44,768)	(26,593)	(2,978)	(229)	(3,753)	(447)	(2,254)	(771)
Contract maintenance charges	(9)	(10)	(1)	0	(1)	0	0	0
Other transfers (to) from FILI, net	19	(118)	15	4	1	1	0	6
Net increase (decrease) in net assets from contract transactions	(185,084)	205,915	96,123	43,740	66,877	54,164	(19,399)	47,704
Total increase (decrease) in net assets	(206,185)	269,757	109,584	45,762	67,423	57,214	(20,562)	47,837
Net Assets:
Beginning of period	877,470	607,713	45,762	0	57,214	0	47,837	0
End of period	$ 671,285	$ 877,470	$ 155,346	$ 45,762	$ 124,637	$ 57,214	$ 27,275	$ 47,837

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")
Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2012, Blackrock and Franklin Templeton were added as fund groups and the following underlying funds were added and commenced operations effective April 30, 2012:

Blackrock - Global Allocation V.I.
FTVIP - Global Bond Securities
FTVIP - Global U.S. Government
PVIT - Commodity Real Return

During 2012, the following underlying fund was renamed:

Old Name	New Name
Invesco - Van Kampen Global Value Equity	Invesco - Van Kampen Global Core Equity

As of December 31, 2013, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $104,743,000 and 3,489,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2013 or 2012. The Account had no Level 3 activity during 2013 and 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance that clarifies and changes fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, the amendment expands existing disclosure requirements for fair value measurements and amends certain fair value principles. The amended guidance is effective beginning January 1, 2012. The account adopted this guidance effective January 1, 2012. Adoption of this guidance did not have a material impact on the financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was ..20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2013 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2013:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 96,968	$ 141,077
VIP - Money Market Investor Class	705,889	539,960
VIP - High Income	16,558	38,628
VIP - High Income Investor Class	167,559	121,815
VIP - Equity-Income	45,365	55,177
VIP - Equity-Income Investor Class	98,097	25,998
VIP - Growth	3,966	42,026
VIP - Growth Investor Class	31,706	22,176
VIP - Overseas	1,255	10,793
VIP - Overseas, Class R	5,953	8,383
VIP - Overseas, Class R Investor Class	51,946	16,929
VIP - Investment Grade Bond	12,268	77,491
VIP - Investment Grade Bond Investor Class	53,364	181,185
VIP - Asset Manager	7,427	32,231
VIP - Asset Manager Investor Class	24,363	16,863
VIP - Index 500	301,301	95,920
VIP - Asset Manager: Growth	2,878	12,013

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 16,376	$ 4,426
VIP - Contrafund	13,807	111,965
VIP - Contrafund Investor Class	140,987	45,845
VIP - Balanced	21,570	16,329
VIP - Balanced Investor Class	285,267	122,514
VIP - Dynamic Capital Appreciation	13,564	6,503
VIP - Dynamic Capital Appreciation Investor Class	61,319	12,512
VIP - Growth & Income	11,636	18,120
VIP - Growth & Income Investor Class	69,101	21,209
VIP - Growth Opportunities	10,199	17,772
VIP - Growth Opportunities Investor Class	40,357	25,112
VIP - Mid Cap	52,688	47,165
VIP - Mid Cap Investor Class	110,965	27,537
VIP - Value Strategies	9,688	17,006
VIP - Value Strategies Investor Class	37,207	29,117
VIP - Utilities	7,384	11,148
VIP - Utilities Investor Class	27,720	26,289
VIP - Technology	9,507	17,717
VIP - Technology Investor Class	36,303	26,675
VIP - Energy	11,231	32,533
VIP - Energy Investor Class	22,720	26,009
VIP - Health Care	64,803	13,289
VIP - Health Care Investor Class	193,264	27,455
VIP - Financial Services	14,286	10,922
VIP - Financial Services Investor Class	36,546	21,008
VIP - Industrials	26,460	15,069
VIP - Industrials Investor Class	67,062	10,143
VIP - Consumer Discretionary	18,065	5,195
VIP - Consumer Discretionary Investor Class	70,351	11,219
VIP - Real Estate	11,264	26,597
VIP - Real Estate Investor Class	66,871	52,343
VIP - Strategic Income	10,795	44,761
VIP - Strategic Income Investor Class	130,283	214,864
VIP - Growth Strategies	2,849	1,863
VIP - Growth Strategies Investor Class	9,317	3,748
VIP - International Capital Appreciation, Class R	7,277	11,481
VIP - International Capital Appreciation, Class R Investor Class	46,158	13,146
VIP - Value Leaders	5,455	4,559
VIP - Value Leaders Investor Class	13,538	8,923
VIP - Value	8,702	4,571
VIP - Value Investor Class	37,807	11,398
VIP - Growth Stock	6,217	3,886
VIP - Growth Stock Investor Class	36,349	15,034
VIP - Freedom Income	3,939	3,967
VIP - Freedom Income Investor Class	34,352	14,714
VIP - Freedom 2005	1,611	1,206
VIP - Freedom 2005 Investor Class	8,589	5,647
VIP - Freedom 2010	1,752	2,593
VIP - Freedom 2010 Investor Class	12,315	10,554
VIP - Freedom 2015	4,434	5,419
VIP - Freedom 2015 Investor Class	22,016	13,107

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 6,653	$ 6,500
VIP - Freedom 2020 Investor Class	33,992	17,165
VIP - Freedom 2025	4,223	2,265
VIP - Freedom 2025 Investor Class	36,026	9,070
VIP - Freedom 2030	3,009	3,306
VIP - Freedom 2030 Investor Class	34,443	7,237
VIP - Freedom Lifetime Income I	1,718	1,492
VIP - Freedom Lifetime Income II	2,715	1,424
VIP - Freedom Lifetime Income III	3,037	1,347
VIP - Disciplined Small Cap	23,236	6,711
VIP - Disciplined Small Cap Investor Class	104,100	17,050
VIP - FundsManager 20%	151,848	120,847
VIP - FundsManager 50%	231,716	71,762
VIP - FundsManager 60%	226,990	128,029
VIP - FundsManager 70%	178,310	65,098
VIP - FundsManager 85%	75,883	37,649
VIP - Consumer Staples	9,618	11,804
VIP - Consumer Staples Investor Class	59,155	29,334
VIP - Materials	4,012	10,358
VIP - Materials Investor Class	15,286	19,092
VIP - Telecommunications	4,055	4,837
VIP - Telecommunications Investor Class	11,902	9,066
VIP - Emerging Markets	3,126	4,421
VIP - Emerging Markets Investor Class	9,982	10,993
UIF - Emerging Markets Equity	14,526	35,984
UIF - Emerging Markets Debt	48,728	120,326
UIF - Global Tactical Asset Allocation	8,693	7,856
Invesco - Van Kampen Global Core Equity	8,505	6,053
WFAF - Advantage VT Discovery	859	3,644
WFAF - Advantage VT Opportunity	50	2,157
Lazard - Retirement Emerging Markets	42,881	54,444
PVIT - Commodity Real Return	15,517	11,076
PVIT - Low Duration	133,793	157,233
PVIT - Real Return	32,317	255,247
PVIT - Total Return	110,350	273,774
Blackrock - Global Allocation V.I.	113,886	11,161
FTVIP - Global Bond Securities	100,272	27,141
FTVIP - U.S. Government	13,062	31,369

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2013:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	326,274	$ 326,274	$ 1.00
VIP - Money Market Investor Class	912,995	912,995	1.00
VIP - High Income	21,949	256,625	5.80
VIP - High Income Investor Class	70,928	425,702	5.78
VIP - Equity-Income	20,194	504,674	23.29
VIP - Equity-Income Investor Class	11,619	275,599	23.21
VIP - Growth	7,486	384,739	57.14
VIP - Growth Investor Class	2,577	113,272	56.99

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	3,835	$ 97,046	$ 20.64
VIP - Overseas, Class R	2,195	52,086	20.59
VIP - Overseas, Class R Investor Class	8,677	181,642	20.58
VIP - Investment Grade Bond	19,935	267,118	12.36
VIP - Investment Grade Bond Investor Class	31,387	413,241	12.32
VIP - Asset Manager	15,556	261,177	17.24
VIP - Asset Manager Investor Class	7,041	108,891	17.17
VIP - Index 500	6,347	993,576	186.29
VIP - Asset Manager: Growth	4,744	78,200	18.30
VIP - Asset Manager: Growth Investor Class	2,952	46,434	18.22
VIP - Contrafund	28,252	803,893	34.35
VIP - Contrafund Investor Class	25,974	761,800	34.22
VIP - Balanced	8,496	135,763	17.76
VIP - Balanced Investor Class	94,168	1,417,950	17.66
VIP - Dynamic Capital Appreciation	2,508	27,077	12.76
VIP - Dynamic Capital Appreciation Investor Class	7,635	84,454	12.75
VIP - Growth & Income	6,956	115,141	19.14
VIP - Growth & Income Investor Class	6,218	103,267	19.09
VIP - Growth Opportunities	2,796	63,794	29.96
VIP - Growth Opportunities Investor Class	3,821	89,667	29.84
VIP - Mid Cap	10,675	348,570	36.39
VIP - Mid Cap Investor Class	11,418	388,484	36.25
VIP - Value Strategies	4,255	58,393	14.37
VIP - Value Strategies Investor Class	6,068	77,596	14.31
VIP - Utilities	1,750	23,405	13.45
VIP - Utilities Investor Class	3,501	45,598	13.39
VIP - Technology	4,420	51,376	12.43
VIP - Technology Investor Class	8,974	102,188	12.34
VIP - Energy	3,577	93,116	23.95
VIP - Energy Investor Class	4,044	101,429	23.90
VIP - Health Care	6,621	111,857	22.56
VIP - Health Care Investor Class	15,533	272,234	22.43
VIP - Financial Services	2,672	31,609	9.33
VIP - Financial Services Investor Class	5,823	53,033	9.30
VIP - Industrials	2,281	41,623	22.17
VIP - Industrials Investor Class	5,299	99,316	22.07
VIP - Consumer Discretionary	1,565	24,647	18.54
VIP - Consumer Discretionary Investor Class	5,350	85,537	18.50
VIP - Real Estate	2,526	59,520	16.35
VIP - Real Estate Investor Class	7,803	147,432	16.29
VIP - Strategic Income	9,059	104,440	11.20
VIP - Strategic Income Investor Class	78,141	906,834	11.17
VIP - Growth Strategies	560	6,443	12.55
VIP - Growth Strategies Investor Class	1,230	13,607	12.43
VIP - International Capital Appreciation, Class R	1,278	17,108	12.68
VIP - International Capital Appreciation, Class R Investor Class	6,411	75,516	12.59
VIP - Value Leaders	561	8,372	13.84
VIP - Value Leaders Investor Class	1,278	18,081	13.80
VIP - Value	1,231	18,000	15.18
VIP - Value Investor Class	4,304	61,791	15.17

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	811	$ 13,577	$ 19.67
VIP - Growth Stock Investor Class	3,878	65,283	19.51
VIP - Freedom Income	1,099	12,053	10.89
VIP - Freedom Income Investor Class	5,106	55,316	10.97
VIP - Freedom 2005	578	6,815	11.37
VIP - Freedom 2005 Investor Class	1,487	16,319	10.90
VIP - Freedom 2010	1,220	14,584	12.30
VIP - Freedom 2010 Investor Class	4,800	53,677	11.64
VIP - Freedom 2015	2,442	29,482	12.43
VIP - Freedom 2015 Investor Class	7,746	84,930	11.48
VIP - Freedom 2020	2,331	28,295	12.61
VIP - Freedom 2020 Investor Class	12,435	135,146	11.47
VIP - Freedom 2025	1,248	15,517	12.99
VIP - Freedom 2025 Investor Class	8,780	96,131	12.16
VIP - Freedom 2030	1,333	17,154	12.84
VIP - Freedom 2030 Investor Class	8,713	94,101	11.81
VIP - Freedom Lifetime Income I	979	10,524	10.95
VIP - Freedom Lifetime Income II	1,968	21,998	11.43
VIP - Freedom Lifetime Income III	984	11,045	11.74
VIP - Disciplined Small Cap	2,734	36,397	15.40
VIP - Disciplined Small Cap Investor Class	11,053	148,476	15.36
VIP - FundsManager 20%	55,277	605,082	11.33
VIP - FundsManager 50%	88,683	940,841	12.01
VIP - FundsManager 60%	131,633	1,258,723	11.81
VIP - FundsManager 70%	65,668	696,189	12.01
VIP - FundsManager 85%	24,691	264,306	12.07
VIP - Consumer Staples	1,442	21,357	16.44
VIP - Consumer Staples Investor Class	7,751	112,568	16.40
VIP - Materials	1,262	16,897	15.53
VIP - Materials Investor Class	3,153	42,858	15.53
VIP - Telecommunications	386	4,112	10.77
VIP - Telecommunications Investor Class	1,424	14,646	10.71
VIP - Emerging Markets	1,017	10,530	9.02
VIP - Emerging Markets Investor Class	3,010	29,232	8.98
UIF - Emerging Markets Equity	6,455	142,109	14.69
UIF - Emerging Markets Debt	22,063	198,898	8.22
UIF - Global Tactical Asset Allocation	3,559	46,994	11.06
Invesco - Van Kampen Global Core Equity	2,865	21,989	9.06
WFAF - Advantage VT Discovery	960	30,634	35.20
WFAF - Advantage VT Opportunity	795	22,161	26.15
Lazard - Retirement Emerging Markets	7,217	178,903	21.28
PVIT - Commodity Real Return	2,974	21,979	5.98
PVIT - Low Duration	50,983	540,811	10.61
PVIT - Real Return	23,372	336,375	12.60
PVIT - Total Return	61,137	700,353	10.98
Blackrock - Global Allocation V.I.	8,847	148,600	17.56
FTVIP - Global Bond Securities	6,701	129,025	18.60
FTVIP - U.S. Government	2,156	29,020	12.65

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2013 and 2012 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Money Market
Units Issued	11,027	9,856	630	512
Units Redeemed	(12,507)	(14,183)	(1,100)	(886)
Net Increase (Decrease)	(1,480)	(4,327)	(470)	(374)
VIP - High Income
Units Issued	363	645	76	114
Units Redeemed	(784)	(646)	(277)	(169)
Net Increase (Decrease)	(421)	(1)	(201)	(55)
VIP - Equity-Income
Units Issued	225	144	29	19
Units Redeemed	(734)	(886)	(117)	(147)
Net Increase (Decrease)	(509)	(742)	(88)	(128)
VIP - Growth
Units Issued	125	128	12	12
Units Redeemed	(531)	(767)	(59)	(78)
Net Increase (Decrease)	(406)	(639)	(47)	(66)
VIP - Overseas
Units Issued	5	1	0	0
Units Redeemed	(236)	(297)	(16)	(21)
Net Increase (Decrease)	(231)	(296)	(16)	(21)
VIP - Overseas, Class R
Units Issued	436	194	59	11
Units Redeemed	(633)	(692)	(67)	(95)
Net Increase (Decrease)	(197)	(498)	(8)	(84)
VIP - Investment Grade Bond
Units Issued	305	829	32	87
Units Redeemed	(1,893)	(1,601)	(277)	(311)
Net Increase (Decrease)	(1,588)	(772)	(245)	(224)
VIP - Asset Manager
Units Issued	128	111	6	17
Units Redeemed	(592)	(737)	(134)	(191)
Net Increase (Decrease)	(464)	(626)	(128)	(174)
VIP - Index 500
Units Issued	1,062	602	83	130
Units Redeemed	(1,407)	(1,343)	(161)	(247)
Net Increase (Decrease)	(345)	(741)	(78)	(117)
VIP - Asset Manager: Growth
Units Issued	81	56	6	11
Units Redeemed	(333)	(352)	(69)	(77)
Net Increase (Decrease)	(252)	(296)	(63)	(66)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Contrafund
Units Issued	619	679	39	56
Units Redeemed	(2,173)	(2,467)	(214)	(251)
Net Increase (Decrease)	(1,554)	(1,788)	(175)	(195)
VIP - Balanced
Units Issued	783	649	157	105
Units Redeemed	(816)	(1,074)	(206)	(256)
Net Increase (Decrease)	(33)	(425)	(49)	(151)
VIP - Dynamic Capital Appreciation
Units Issued	604	490	115	100
Units Redeemed	(452)	(325)	(36)	(53)
Net Increase (Decrease)	152	165	79	47
VIP - Growth & Income
Units Issued	583	394	79	64
Units Redeemed	(852)	(653)	(138)	(157)
Net Increase (Decrease)	(269)	(259)	(59)	(93)
VIP - Growth Opportunities
Units Issued	695	1,287	154	241
Units Redeemed	(1,078)	(1,514)	(200)	(279)
Net Increase (Decrease)	(383)	(227)	(46)	(38)
VIP - Mid Cap
Units Issued	680	391	66	41
Units Redeemed	(1,723)	(2,693)	(283)	(365)
Net Increase (Decrease)	(1,043)	(2,302)	(217)	(324)
VIP - Value Strategies
Units Issued	645	551	138	104
Units Redeemed	(956)	(609)	(172)	(133)
Net Increase (Decrease)	(311)	(58)	(34)	(29)
VIP - Utilities
Units Issued	530	782	64	154
Units Redeemed	(743)	(1,036)	(107)	(221)
Net Increase (Decrease)	(213)	(254)	(43)	(67)
VIP - Technology
Units Issued	657	1,245	84	160
Units Redeemed	(1,259)	(2,524)	(177)	(200)
Net Increase (Decrease)	(602)	(1,279)	(93)	(40)
VIP - Energy
Units Issued	515	779	28	82
Units Redeemed	(1,214)	(1,920)	(115)	(268)
Net Increase (Decrease)	(699)	(1,141)	(87)	(186)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Health Care
Units Issued	3,010	1,237	296	212
Units Redeemed	(1,205)	(1,077)	(146)	(140)
Net Increase (Decrease)	1,805	160	150	72
VIP - Financial Services
Units Issued	1,564	1,545	285	281
Units Redeemed	(1,339)	(1,430)	(181)	(157)
Net Increase (Decrease)	225	115	104	124
VIP - Industrials
Units Issued	910	181	91	29
Units Redeemed	(627)	(504)	(58)	(65)
Net Increase (Decrease)	283	(323)	33	(36)
VIP - Consumer Discretionary
Units Issued	885	481	185	131
Units Redeemed	(356)	(369)	(88)	(66)
Net Increase (Decrease)	529	112	97	65
VIP - Real Estate
Units Issued	594	1,007	39	112
Units Redeemed	(1,213)	(894)	(125)	(96)
Net Increase (Decrease)	(619)	113	(86)	16
VIP - Strategic Income
Units Issued	824	1,456	43	116
Units Redeemed	(2,749)	(1,988)	(303)	(287)
Net Increase (Decrease)	(1,925)	(532)	(260)	(171)
VIP - Growth Strategies
Units Issued	182	105	35	14
Units Redeemed	(120)	(146)	(19)	(38)
Net Increase (Decrease)	62	(41)	16	(24)
VIP - International Capital Appreciation, Class R
Units Issued	538	800	97	49
Units Redeemed	(905)	(373)	(57)	(36)
Net Increase (Decrease)	(367)	427	40	13
VIP - Value Leaders
Units Issued	375	39	149	30
Units Redeemed	(279)	(213)	(149)	(32)
Net Increase (Decrease)	96	(174)	0	(2)
VIP - Value
Units Issued	502	173	100	74
Units Redeemed	(310)	(481)	(97)	(79)
Net Increase (Decrease)	192	(308)	3	(5)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Growth Stock
Units Issued	332	466	36	34
Units Redeemed	(275)	(395)	(31)	(28)
Net Increase (Decrease)	57	71	5	6
VIP - Freedom Income
Units Issued	319	329	0	0
Units Redeemed	(338)	(212)	0	0
Net Increase (Decrease)	(19)	117	0	0
VIP - Freedom 2005
Units Issued	124	110	0	0
Units Redeemed	(101)	(83)	0	0
Net Increase (Decrease)	23	27	0	0
VIP - Freedom 2010
Units Issued	109	92	0	0
Units Redeemed	(187)	(252)	0	0
Net Increase (Decrease)	(78)	(160)	0	0
VIP - Freedom 2015
Units Issued	307	405	0	0
Units Redeemed	(418)	(654)	0	0
Net Increase (Decrease)	(111)	(249)	0	0
VIP - Freedom 2020
Units Issued	477	445	0	0
Units Redeemed	(503)	(462)	0	0
Net Increase (Decrease)	(26)	(17)	0	0
VIP - Freedom 2025
Units Issued	266	122	0	0
Units Redeemed	(162)	(174)	0	0
Net Increase (Decrease)	104	(52)	0	0
VIP - Freedom 2030
Units Issued	201	105	0	0
Units Redeemed	(248)	(103)	0	0
Net Increase (Decrease)	(47)	2	0	0
VIP - Disciplined Small Cap
Units Issued	1,798	504	273	82
Units Redeemed	(871)	(744)	(141)	(86)
Net Increase (Decrease)	927	(240)	132	(4)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
VIP - Funds Manager 20%
Units Issued	903	1,038	400	224
Units Redeemed	(1,509)	(1,024)	(235)	(253)
Net Increase (Decrease)	(606)	14	165	(29)
VIP - Funds Manager 50%
Units Issued	998	1,155	571	195
Units Redeemed	(1,670)	(1,488)	(681)	(600)
Net Increase (Decrease)	(672)	(333)	(110)	(405)
VIP - Funds Manager 60%
Units Issued	798	710	135	178
Units Redeemed	(756)	(1,017)	(271)	(402)
Net Increase (Decrease)	42	(307)	(136)	(224)
VIP - Funds Manager 70%
Units Issued	814	503	183	151
Units Redeemed	(787)	(1,124)	(369)	(513)
Net Increase (Decrease)	27	(621)	(186)	(362)
VIP - Funds Manager 85%
Units Issued	406	257	71	80
Units Redeemed	(754)	(796)	(157)	(465)
Net Increase (Decrease)	(348)	(539)	(86)	(385)
VIP - Consumer Staples
Units Issued	719	1,397	100	225
Units Redeemed	(808)	(984)	(173)	(115)
Net Increase (Decrease)	(89)	413	(73)	110
VIP - Materials
Units Issued	254	514	43	42
Units Redeemed	(634)	(901)	(119)	(156)
Net Increase (Decrease)	(380)	(387)	(76)	(114)
VIP - Telecommunications
Units Issued	279	386	115	71
Units Redeemed	(335)	(306)	(147)	(47)
Net Increase (Decrease)	(56)	80	(32)	24
VIP - Emerging Markets
Units Issued	410	429	36	30
Units Redeemed	(543)	(1,045)	(67)	(92)
Net Increase (Decrease)	(133)	(616)	(31)	(62)
UIF - Emerging Markets Equity
Units Issued	147	160	7	22
Units Redeemed	(711)	(814)	(71)	(77)
Net Increase (Decrease)	(564)	(654)	(64)	(55)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
UIF - Emerging Markets Debt
Units Issued	172	571	13	76
Units Redeemed	(769)	(413)	(86)	(43)
Net Increase (Decrease)	(597)	158	(73)	33
UIF - Global Tactical Asset Allocation
Units Issued	65	70	13	10
Units Redeemed	(209)	(252)	(29)	(65)
Net Increase (Decrease)	(144)	(182)	(16)	(55)
Invesco - Van Kampen Global Core Equity (b)
Units Issued	36	27	3	1
Units Redeemed	(103)	(152)	(23)	(36)
Net Increase (Decrease)	(67)	(125)	(20)	(35)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	0
Units Redeemed	(99)	(107)	(14)	(20)
Net Increase (Decrease)	(98)	(107)	(14)	(20)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(57)	(74)	(11)	(16)
Net Increase (Decrease)	(57)	(74)	(11)	(16)
Lazard - Retirement Emerging Markets
Units Issued	398	1,090	40	97
Units Redeemed	(1,101)	(1,745)	(108)	(151)
Net Increase (Decrease)	(703)	(655)	(68)	(54)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2013	2012	2013	2012
PVIT- Commodity Real Return (a)
Units Issued	0	153	9	86
Units Redeemed	(37)	(64)	(23)	(65)
Net Increase (Decrease)	(37)	89	(14)	21
PVIT- Low Duration
Units Issued	1,385	1,882	60	99
Units Redeemed	(2,399)	(1,781)	(162)	(168)
Net Increase (Decrease)	(1,014)	101	(102)	(69)
PVIT- Real Return
Units Issued	401	2,493	22	226
Units Redeemed	(2,713)	(2,082)	(188)	(207)
Net Increase (Decrease)	(2,312)	411	(166)	19
PVIT- Total Return
Units Issued	685	2,043	71	185
Units Redeemed	(2,174)	(1,536)	(240)	(89)
Net Increase (Decrease)	(1,489)	507	(169)	96
Blackrock- Global Allocation V.I. (a)
Units Issued	590	270	140	40
Units Redeemed	(180)	(79)	(13)	(22)
Net Increase (Decrease)	410	191	127	18
FTVIP- Global Bond Securities (a)
Units Issued	718	412	38	49
Units Redeemed	(442)	(35)	(39)	(2)
Net Increase (Decrease)	276	377	(1)	47
FTVIP- U.S. Government (a)
Units Issued	127	541	10	80
Units Redeemed	(318)	(221)	(66)	(14)
Net Increase (Decrease)	(191)	320	(56)	66

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Money Market Investor Class
Units Issued	226,509	170,726	3,215	2,087
Units Redeemed	(210,570)	(175,104)	(3,216)	(1,961)
Net Increase (Decrease)	15,939	(4,378)	(1)	126
VIP - High Income Investor Class
Units Issued	14,641	13,971	0	0
Units Redeemed	(12,830)	(7,535)	0	0
Net Increase (Decrease)	1,811	6,436	0	0
VIP - Equity Income Investor Class
Units Issued	6,998	3,700	0	0
Units Redeemed	(3,752)	(3,036)	0	0
Net Increase (Decrease)	3,246	664	0	0
VIP - Growth Investor Class
Units Issued	2,576	2,196	0	0
Units Redeemed	(2,039)	(2,257)	0	0
Net Increase (Decrease)	537	(61)	0	0
VIP - Overseas, Class R Investor Class
Units Issued	4,717	1,760	0	0
Units Redeemed	(2,419)	(2,613)	0	0
Net Increase (Decrease)	2,298	(853)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	7,976	15,144	0	0
Units Redeemed	(18,476)	(9,730)	0	0
Net Increase (Decrease)	(10,500)	5,414	0	0
VIP - Asset Manager Investor Class
Units Issued	1,928	1,610	0	0
Units Redeemed	(1,500)	(1,737)	0	0
Net Increase (Decrease)	428	(127)	0	0
VIP - Index 500
Units Issued	23,592	12,374	0	0
Units Redeemed	(10,939)	(8,668)	0	0
Net Increase (Decrease)	12,653	3,706	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,102	550	0	0
Units Redeemed	(338)	(774)	0	0
Net Increase (Decrease)	764	(224)	0	0
VIP - Contrafund Investor Class
Units Issued	14,274	11,112	0	0
Units Redeemed	(8,680)	(9,404)	0	0
Net Increase (Decrease)	5,594	1,708	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Balanced Investor Class
Units Issued	15,465	6,156	0	0
Units Redeemed	(4,915)	(3,834)	0	0
Net Increase (Decrease)	10,550	2,322	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	4,054	1,534	0	0
Units Redeemed	(1,589)	(960)	0	0
Net Increase (Decrease)	2,465	574	0	0
VIP - Growth & Income Investor Class
Units Issued	4,872	1,893	0	0
Units Redeemed	(2,089)	(961)	0	0
Net Increase (Decrease)	2,783	932	0	0
VIP - Growth Opportunities Investor Class
Units Issued	2,999	3,461	0	0
Units Redeemed	(2,210)	(2,644)	0	0
Net Increase (Decrease)	789	817	0	0
VIP - Mid Cap Investor Class
Units Issued	6,219	3,367	0	0
Units Redeemed	(3,750)	(5,564)	0	0
Net Increase (Decrease)	2,469	(2,197)	0	0
VIP - Value Strategies Investor Class
Units Issued	3,085	1,835	0	0
Units Redeemed	(2,502)	(1,404)	0	0
Net Increase (Decrease)	583	431	0	0
VIP - Utilities Investor Class
Units Issued	2,277	1,862	0	0
Units Redeemed	(2,266)	(2,341)	0	0
Net Increase (Decrease)	11	(479)	0	0
VIP - Technology Investor Class
Units Issued	2,739	2,782	0	0
Units Redeemed	(2,549)	(2,607)	0	0
Net Increase (Decrease)	190	175	0	0
VIP - Energy Investor Class
Units Issued	2,018	2,212	0	0
Units Redeemed	(2,281)	(3,463)	0	0
Net Increase (Decrease)	(263)	(1,251)	0	0
VIP - Health Care Investor Class
Units Issued	10,825	3,931	0	0
Units Redeemed	(3,612)	(2,223)	0	0
Net Increase (Decrease)	7,213	1,708	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Financial Services Investor Class
Units Issued	4,352	3,021	0	0
Units Redeemed	(2,945)	(1,734)	0	0
Net Increase (Decrease)	1,407	1,287	0	0
VIP - Industrials Investor Class
Units Issued	3,861	1,126	0	0
Units Redeemed	(1,247)	(1,485)	0	0
Net Increase (Decrease)	2,614	(359)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	4,323	1,455	0	0
Units Redeemed	(1,354)	(884)	0	0
Net Increase (Decrease)	2,969	571	0	0
VIP - Real Estate Investor Class
Units Issued	5,315	4,641	0	0
Units Redeemed	(4,827)	(2,630)	0	0
Net Increase (Decrease)	488	2,011	0	0
VIP - Strategic Income Investor Class
Units Issued	16,276	23,691	0	0
Units Redeemed	(24,219)	(11,574)	0	0
Net Increase (Decrease)	(7,943)	12,117	0	0
VIP - Growth Strategies Investor Class
Units Issued	687	380	0	0
Units Redeemed	(305)	(446)	0	0
Net Increase (Decrease)	382	(66)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	3,888	1,382	0	0
Units Redeemed	(1,614)	(753)	0	0
Net Increase (Decrease)	2,274	629	0	0
VIP - Value Leaders Investor Class
Units Issued	1,174	151	0	0
Units Redeemed	(810)	(544)	0	0
Net Increase (Decrease)	364	(393)	0	0
VIP - Value Investor Class
Units Issued	2,465	808	0	0
Units Redeemed	(1,102)	(996)	0	0
Net Increase (Decrease)	1,363	(188)	0	0
VIP - Growth Stock Investor Class
Units Issued	2,254	2,145	0	0
Units Redeemed	(1,381)	(967)	0	0
Net Increase (Decrease)	873	1,178	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - Freedom Income Investor Class
Units Issued	2,941	742	0	0
Units Redeemed	(1,471)	(368)	0	0
Net Increase (Decrease)	1,470	374	0	0
VIP - Freedom 2005 Investor Class
Units Issued	600	590	0	0
Units Redeemed	(426)	(363)	0	0
Net Increase (Decrease)	174	227	0	0
VIP - Freedom 2010 Investor Class
Units Issued	859	419	0	0
Units Redeemed	(824)	(586)	0	0
Net Increase (Decrease)	35	(167)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,603	1,028	0	0
Units Redeemed	(1,124)	(822)	0	0
Net Increase (Decrease)	479	206	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,509	1,736	0	0
Units Redeemed	(1,634)	(1,290)	0	0
Net Increase (Decrease)	875	446	0	0
VIP - Freedom 2025 Investor Class
Units Issued	2,476	1,269	0	0
Units Redeemed	(889)	(436)	0	0
Net Increase (Decrease)	1,587	833	0	0
VIP - Freedom 2030 Investor Class
Units Issued	2,481	1,073	0	0
Units Redeemed	(841)	(519)	0	0
Net Increase (Decrease)	1,640	554	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	98	75
Units Redeemed	0	0	(99)	(48)
Net Increase (Decrease)	0	0	(1)	27
VIP - Freedom Lifetime Income II
Units Issued	0	0	161	287
Units Redeemed	0	0	(96)	(189)
Net Increase (Decrease)	0	0	65	98
VIP - Freedom Lifetime Income III
Units Issued	0	0	189	94
Units Redeemed	0	0	(92)	(57)
Net Increase (Decrease)	0	0	97	37
VIP - Disciplined Small Cap Investor Class
Units Issued	7,500	2,043	0	0
Units Redeemed	(2,602)	(1,921)	0	0
Net Increase (Decrease)	4,898	122	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
VIP - FundsManager 20%
Units Issued	14,748	12,824	138	196
Units Redeemed	(13,200)	(5,924)	(69)	(58)
Net Increase (Decrease)	1,548	6,900	69	138
VIP - FundsManager 50%
Units Issued	19,957	12,863	1,186	575
Units Redeemed	(9,045)	(8,440)	(169)	(116)
Net Increase (Decrease)	10,912	4,423	1,017	459
VIP - FundsManager 60%
Units Issued	12,880	8,649	1,013	567
Units Redeemed	(4,467)	(5,130)	(149)	(81)
Net Increase (Decrease)	8,413	3,519	864	486
VIP - FundsManager 70%
Units Issued	14,015	8,175	145	81
Units Redeemed	(6,365)	(7,193)	(11)	(16)
Net Increase (Decrease)	7,650	982	134	65
VIP - FundsManager 85%
Units Issued	5,671	2,727	148	5
Units Redeemed	(3,106)	(4,556)	(15)	(12)
Net Increase (Decrease)	2,565	(1,829)	133	(7)
VIP - Consumer Staples Investor Class
Units Issued	5,044	4,221	0	0
Units Redeemed	(3,461)	(1,899)	0	0
Net Increase (Decrease)	1,583	2,322	0	0
VIP - Materials Investor Class
Units Issued	1,197	1,210	0	0
Units Redeemed	(1,515)	(1,802)	0	0
Net Increase (Decrease)	(318)	(592)	0	0
VIP - Telecommunications Investor Class
Units Issued	1,003	709	0	0
Units Redeemed	(827)	(382)	0	0
Net Increase (Decrease)	176	327	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,313	1,161	0	0
Units Redeemed	(1,358)	(1,588)	0	0
Net Increase (Decrease)	(45)	(427)	0	0
UIF - Emerging Markets Equity
Units Issued	1,319	980	0	0
Units Redeemed	(1,638)	(1,514)	0	0
Net Increase (Decrease)	(319)	(534)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
UIF - Emerging Markets Debt
Units Issued	4,923	8,933	0	0
Units Redeemed	(9,305)	(2,967)	0	0
Net Increase (Decrease)	(4,382)	5,966	0	0
UIF - Global Tactical Asset Allocation
Units Issued	677	304	0	0
Units Redeemed	(435)	(513)	0	0
Net Increase (Decrease)	242	(209)	0	0
Invesco - Van Kampen Global Core Equity (b)
Units Issued	778	220	0	0
Units Redeemed	(468)	(414)	0	0
Net Increase (Decrease)	310	(194)	0	0
Lazard - Retirement Emerging Markets
Units Issued	4,334	3,609	0	0
Units Redeemed	(4,392)	(3,559)	0	0
Net Increase (Decrease)	(58)	50	0	0
PVIT- Commodity Real Return (a)
Units Issued	1,886	1,861	0	0
Units Redeemed	(1,473)	(288)	0	0
Net Increase (Decrease)	413	1,573	0	0
PVIT- Low Duration
Units Issued	20,900	18,177	0	0
Units Redeemed	(22,500)	(13,206)	0	0
Net Increase (Decrease)	(1,600)	4,971	0	0
PVIT- Real Return
Units Issued	6,209	19,205	0	0
Units Redeemed	(22,546)	(9,375)	0	0
Net Increase (Decrease)	(16,337)	9,830	0	0
PVIT- Total Return
Units Issued	16,502	27,877	0	0
Units Redeemed	(30,725)	(10,607)	0	0
Net Increase (Decrease)	(14,223)	17,270	0	0
Blackrock- Global Allocation V.I. (a)
Units Issued	10,565	4,841	0	0
Units Redeemed	(2,237)	(552)	0	0
Net Increase (Decrease)	8,328	4,289	0	0

(a) New Fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2013	2012	2013	2012
FTVIP- Global Bond Securities (a)
Units Issued	10,389	5,535	0	0
Units Redeemed	(4,572)	(654)	0	0
Net Increase (Decrease)	5,817	4,881	0	0
FTVIP- U.S. Government (a)
Units Issued	1,382	5,863	0	0
Units Redeemed	(3,094)	(1,534)	0	0
Net Increase (Decrease)	(1,712)	4,329	0	0

(a) New Fund. See Note 1

	Fidelity Growth and Guaranteed Income
(in thousands)	2013	2012
VIP - Money Market Investor Class
Units Issued	1,339	913
Units Redeemed	(1,202)	(1,025)
Net Increase (Decrease)	137	(112)
VIP - Balanced Investor Class
Units Issued	728	841
Units Redeemed	(7,053)	(5,377)
Net Increase (Decrease)	(6,325)	(4,536)
VIP - Funds Manager 60%
Units Issued	176	225
Units Redeemed	(6,179)	(5,255)
Net Increase (Decrease)	(6,003)	(5,030)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market				$
2013	15,372	$21.27	$20.66	$ 326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$ 370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ $ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
VIP - Money Market Investor Class				$
2013	84,881	$10.00	$9.43	$ 912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$ 747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ $ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
VIP - High Income				$
2013	2,707	$47.34	$45.97	$ 127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$ 148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ $ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
VIP - High Income Investor Class				$
2013	26,009	$13.23	$20.93	$ 409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$ 365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ $ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
VIP - Equity-Income				$
2013	5,477	$86.23	$83.72	$ 470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$ 410,401	0.80%	1.00%	3.06%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ $ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
VIP - Equity-Income Investor Class				$
2013	15,878	$17.66	$26.22	$ 269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$ 167,797	0.10%	0.25%	3.24%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ $ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth				$
2013	4,468	$96.00	$93.21	$ 427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$ 348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ $ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
VIP - Growth Investor Class				$
2013	7,849	$19.06	$27.63	$ 146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$ 100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ $ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
VIP - Overseas				$
2013	1,665	$47.66	$46.28	$ 79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$ 70,288	0.80%	1.00%	1.90%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ $ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
VIP - Overseas, Class R				$
2013	2,529	$17.91	$17.57	$ 45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$ 37,773	0.80%	1.00%	1.88%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ $ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
VIP - Overseas, Class R Investor Class				$
2013	11,193	$15.37	$21.33	$ 178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$ 109,745	0.10%	0.25%	1.86%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ $ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
VIP - Investment Grade Bond				$
2013	6,373	38.94	37.81	$ 246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$ 326,015	0.80%	1.00%	2.28%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ $ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2013	29,206	$11.09	$14.28	$ 386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$ 537,782	0.10%	0.25%	2.46%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
VIP - Asset Manager
2013	5,374	$50.16	$48.70	$ 268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$ 259,473	0.80%	1.00%	1.50%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
VIP - Asset Manager Investor Class
2013	7,503	$13.99	$19.82	$ 120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$ 99,436	0.10%	0.25%	1.45%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$ 90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
VIP - Index 500
2013	48,345	$18.07	$52.97	$ 1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$ 741,824	0.10%	1.00%	2.16%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
VIP - Asset Manager: Growth
2013	2,621	$33.32	$32.35	$ 86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$ 80,108	0.80%	1.00%	1.40%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
VIP - Asset Manager: Growth Investor Class
2013	3,228	$15.17	$22.17	$ 53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$ 33,901	0.10%	0.25%	1.30%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund				$
2013	14,519	$67.06	$65.11	$ 970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$ 834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ $ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
VIP - Contrafund Investor Class				$
2013	47,175	$17.49	$26.77	$ 888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$ 601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ $ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
VIP - Balanced				$
2013	5,952	$25.56	$24.82	$ 150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$ 128,923	0.80%	1.00%	1.68%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ $ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
VIP - Balanced Investor Class				$
2013	108,473	$15.26	$23.05	$ 1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$ 1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ $ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
VIP - Dynamic Capital Appreciation				$
2013	1,342	$23.94	$23.44	$ 32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$ 19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ $ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
VIP - Dynamic Capital Appreciation Investor Class				$
2013	4,741	$19.29	$30.73	$ 97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$ 34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ $ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income				$
2013	4,724	$28.35	$27.53	$ 133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$ 107,512	0.80%	1.00%	2.25%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ $ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
VIP - Growth & Income Investor Class				$
2013	6,332	$18.97	$26.10	$ 118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$ 49,888	0.10%	0.25%	2.51%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ $ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
VIP - Growth Opportunities				$
2013	3,898	$21.60	$20.97	$ 83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$ 68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ $ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
VIP - Growth Opportunities Investor Class				$
2013	5,767	$20.46	$34.03	$ 114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$ 71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ $ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
VIP - Mid Cap				$
2013	10,853	$35.96	$34.98	$ 388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$ 320,946	0.80%	1.00%	0.59%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ $ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
VIP - Mid Cap Investor Class				$
2013	21,157	16.15	28.86	$ 413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$ 274,541	0.10%	0.25%	0.53%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ $ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies				$
2013	2,749	$22.34	$21.89	$ 61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$ 53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ $ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
VIP - Value Strategies Investor Class				$
2013	4,609	$18.28	$37.93	$ 86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$ 58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ $ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
VIP - Utilities				$
2013	1,282	$18.41	$17.96	$ 23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$ 23,523	0.80%	1.00%	2.45%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ $ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
VIP - Utilities Investor Class				$
2013	2,644	$15.36	$19.20	$ 46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$ 38,809	0.10%	0.25%	2.63%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ $ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
VIP - Technology				$
2013	2,789	$19.76	$19.27	$ 54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$ 54,149	0.80%	1.00%	0.00%	16.57%	16.34%
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ $ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
VIP - Technology Investor Class				$
2013	5,373	$16.76	$39.01	$ 110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$ 84,371	0.10%	0.25%	0.00%	17.40%	17.22%
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ $ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy				$
2013	2,814	$30.53	$29.78	$ 85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$ 88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ $ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
VIP - Energy Investor Class				$
2013	5,402	$16.22	$24.21	$ 96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$ 82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ $ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
VIP - Health Care				$
2013	5,230	$28.64	$27.93	$ 149,383	0.80%	1.00%	0.00%	54.88%	54.57%
2012	3,275	$18.49	$18.07	$ 60,385	0.80%	1.00%	0.43%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ $ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
VIP - Health Care Investor Class				$
2013	13,509	$24.31	$35.72	$ 348,400	0.10%	0.25%	0.00%	55.85%	55.62%
2012	6,296	$15.60	$22.95	$ 105,308	0.10%	0.25%	0.39%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ $ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
VIP - Financial Services				$
2013	2,162	$11.57	$11.28	$ 24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$ 15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ $ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
VIP - Financial Services Investor Class				$
2013	4,475	$15.61	$24.55	$ 54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$ 27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ $ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials				$
2013	1,469	$34.56	$33.70	$ 50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$ 28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ $ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
VIP - Industrials Investor Class				$
2013	5,091	$19.37	$34.19	$ 116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$ 41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ $ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
VIP - Consumer Discretionary				$
2013	1,334	$21.86	$21.32	$ 29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$ 11,006	0.80%	1.00%	0.38%	20.69%	20.44%
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ $ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
VIP - Consumer Discretionary Investor Class				$
2013	4,609	$20.30	$37.01	$ 98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$ 24,949	0.10%	0.25%	0.34%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ $ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
VIP - Real Estate				$
2013	1,667	$24.84	$24.33	$ 41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$ 58,188	0.80%	1.00%	1.50%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ $ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
VIP - Real Estate Investor Class				$
2013	7,818	$14.10	$34.37	$ 127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$ 120,529	0.10%	0.25%	1.59%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$ $ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ $ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income				$
2013	5,762	$17.66	$17.32	$ 101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$ 140,715	0.80%	1.00%	3.56%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$ $ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ $ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
VIP - Strategic Income Investor Class				$
2013	58,891	$11.84	$17.25	$ 872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$ 1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ $ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
VIP - Growth Strategies				$
2013	435	$16.22	$15.95	$ 7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$ 4,251	0.80%	1.00%	0.00%	10.81%	10.58%
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ $ 4,496	0.80%	1.00%	-	38.61%	38.33%
VIP - Growth Strategies Investor Class				$
2013	905	16.84	28.08	$ 15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$ 6,514	0.10%	0.25%	0.00%	11.56%	11.39%
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ $ 4,413	0.25%	0.35%	-	39.42%	39.28%
VIP - International Capital Appreciation, Class R				$
2013	1,061	$15.32	$15.06	$ 16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$ 17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ $ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
VIP - International Capital Appreciation Investor Class				$
2013	5,063	$15.82	$30.29	$ 80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$ 36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ $ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders				$
2013	576	$13.52	$13.29	$ 7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$ 4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ $ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
VIP - Value Leaders Investor Class				$
2013	1,208	$16.09	$23.28	$ 17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$ 9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ $ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
VIP - Value				$
2013	1,142	$16.43	$16.15	$ 18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$ 11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ $ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
VIP - Value Investor Class				$
2013	3,681	18.14	$31.83	$ 65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$ 31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ $ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
VIP - Growth Stock				$
2013	839	19.06	$18.74	$ 15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$ 11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ $ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
VIP - Growth Stock Investor Class				$
2013	3,793	19.17	$31.18	$ 75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$ 43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ $ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income				$
2013	868	$13.78	$13.78	$ 11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$ 11,668	0.80%	0.80%	1.57%	5.67%	5.67%
2011	770	$12.45	$12.45	$ $ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ $ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
VIP - Freedom Income Investor Class				$
2013	4,120	$11.80	$14.56	$ 56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$ 35,059	0.10%	0.25%	1.61%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$ $ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ $ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
VIP - Freedom 2005				$
2013	447	$14.71	$14.71	$ 6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$ 5,723	0.80%	0.80%	1.70%	8.68%	8.68%
2011	397	$12.43	$12.43	$ $ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ $ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
VIP - Freedom 2005 Investor Class				$
2013	1,074	$12.94	$17.71	$ 16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$ 12,341	0.10%	0.25%	1.86%	9.50%	9.33%
2011	673	$10.78	$14.80	$ $ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ $ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
VIP - Freedom 2010				$
2013	958	$15.67	$15.67	$ 15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$ 14,411	0.80%	0.80%	1.86%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$ $ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ $ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
VIP - Freedom 2010 Investor Class				$
2013	3,517	$13.75	$19.17	$ 55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$ 49,023	0.10%	0.25%	1.87%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$ $ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ $ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015				$
2013	1,895	$16.02	$16.02	$ 30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$ 28,314	0.80%	0.80%	2.05%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$ $ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ $ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
VIP - Freedom 2015 Investor Class				$
2013	5,463	$13.94	$19.67	$ 88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$ 71,657	0.10%	0.25%	2.01%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$ $ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ $ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
VIP - Freedom 2020				$
2013	1,826	$16.09	$16.09	$ 29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$ 25,900	0.80%	0.80%	2.03%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$ $ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ $ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
VIP - Freedom 2020 Investor Class				$
2013	8,641	$14.43	$21.17	$ 142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$ 111,109	0.10%	0.25%	2.11%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$ $ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ $ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
VIP - Freedom 2025				$
2013	961	$16.87	$16.87	$ 16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$ 12,151	0.80%	0.80%	1.84%	14.18%	14.18%
2011	909	$12.42	$12.42	$ $ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ $ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
VIP - Freedom 2025 Investor Class				$
2013	6,194	$15.20	$22.57	$ 106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$ 67,147	0.10%	0.25%	2.30%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$ $ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ $ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030				$
2013	1,025	$16.69	$16.69	$ 17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$ 14,829	0.80%	0.80%	2.12%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ $ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
VIP - Freedom 2030 Investor Class				$
2013	5,995	$15.55	$23.49	$ 102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$ 62,374	0.10%	0.25%	2.26%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ $ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
VIP - Freedom Lifetime Income I				$
2013	718	$14.93	$14.93	$ 10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$ 9,829	0.60%	0.60%	1.98%	9.76%	9.76%
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ $ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
VIP - Freedom Lifetime Income II				$
2013	1,450	$15.51	$15.51	$ 22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$ 19,164	0.60%	0.60%	2.05%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ $ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
VIP - Freedom Lifetime Income III				$
2013	702	$16.46	$16.46	$ 11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$ 8,306	0.60%	0.60%	2.32%	14.50%	14.50%
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ $ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
VIP - Disciplined Small Cap				$
2013	2,738	$15.41	$15.17	$ 42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$ 18,804	0.80%	1.00%	1.94%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ $ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class				$
2013	9,367	$20.02	$29.63	$ 169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$ 59,020	0.10%	0.25%	1.91%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ $ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
VIP - FundsManager 20%				$
2013	47,822	$11.80	$12.76	$ 626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$ 582,542	0.10%	1.00%	1.51%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ $ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
VIP - FundsManager 50%				$
2013	73,187	$13.69	$13.65	$ 1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$ 792,965	0.10%	1.00%	1.31%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ $ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
VIP - FundsManager 60%				$
2013	110,201	$14.36	$18.61	$ 1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$ 1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ $ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
VIP - FundsManager 70%				$
2013	51,975	$15.05	$13.82	$ 788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$ 557,749	0.10%	1.00%	1.57%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ $ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
VIP - FundsManager 85%				$
2013	19,518	$15.88	$13.73	$ 298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$ 206,109	0.10%	1.00%	1.25%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ $ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples				$
2013	1,350	$17.58	$17.34	$ 23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$ 21,939	0.80%	1.00%	1.73%	14.47%	14.24%
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ $ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
VIP - Consumer Staples Investor Class				$
2013	7,031	$16.94	$22.71	$ 127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$ 81,526	0.10%	0.25%	1.93%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ $ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
VIP - Materials				$
2013	1,106	$17.74	$17.50	$ 19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$ 22,840	0.80%	1.00%	0.83%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ $ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
VIP - Materials Investor Class				$
2013	2,565	$16.96	$37.11	$ 48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$ 45,616	0.10%	0.25%	0.84%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ $ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
VIP - Telecommunications				$
2013	338	$12.32	$12.15	$ 4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$ 4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ $ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
VIP - Telecommunications Investor Class				$
2013	1,057	$16.25	$30.82	$ 15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$ 10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ $ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
VIP - Emerging Markets				$
2013	1,108	8.28	$8.19	$ 9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$ 10,208	0.80%	1.00%	0.89%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ $ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
VIP - Emerging Markets Investor Class				$
2013	2,658	$10.86	22.68	$ 27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$ 27,371	0.10%	0.25%	1.06%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ $ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity				$
2013	5,170	$11.05	$26.68	$ 94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$ 118,887	0.10%	1.00%	0.00%	19.83%	18.75%
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ $ 197,690	0.25%	1.00%	-	69.42%	68.15%
UIF - Emerging Markets Debt				$
2013	12,134	$11.36	$28.98	$ 181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$ 290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ $ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
UIF - Global Tactical Asset Allocation				$
2013	2,705	$14.31	$15.85	$ 39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$ 33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ $ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
Invesco - Van Kampen Global Core Equity (b)				$
2013	1,807	$13.99	$17.06	$ 25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$ 19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ $ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Discovery				$
2013	946	$35.86	$34.82	$ 33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$ 26,490	0.80%	1.00%	0.00%	16.79%	16.55%
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ $ 25,873	0.80%	1.00%	-	39.18%	38.90%
WFAF - Advantage VT Opportunity				$
2013	622	$33.53	$32.56	$ 20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$ 17,787	0.80%	1.00%	0.10%	14.59%	14.36%
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ $ 21,088	0.80%	1.00%	-	46.55%	46.26%
CST - U.S. Equity Flex I				$
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ $ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
CST - International Equity Flex III				$
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ $ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets				$
2013	10,645	$11.36	$14.67	$ 153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$ 171,550	0.10%	1.00%	1.81%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ $ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
PVIT- Commodity Real Return (a)
2013	2,045	$8.71	$8.57	$ 17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$ 17,177	0.10%	1.00%	2.29%	2.06%	1.37%
PVIT- Low Duration
2013	48,821	$10.74	$10.96	$ 540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$ 574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ $ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2013	25,157	$11.00	$11.76	$ 294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$ 569,998	0.10%	1.00%	1.04%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ $ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2013	57,241	$11.08	$11.69	$ 671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$ 877,470	0.10%	1.00%	2.56%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ $ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)
Blackrock- Global Allocation V.I. (a)
2013	13,363	$11.65	$11.47	$ 155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$ 45,762	0.10%	1.00%	2.55%	2.86%	2.26%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP- Global Bond Securities (a)
2013	11,397	$10.96	$10.79	$ 124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$ 57,214	0.10%	1.00%	2.54%	7.96%	7.22%
FTVIP- U.S. Government (a)
2013	2,756	$9.92	$9.76	$ 27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$ 47,837	0.10%	1.00%	1.61%	1.08%	0.49%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2013 the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the fund advisors, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 23, 2014

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0214
1.540223.116

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1) Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2013.

(2) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2013 and 2012.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2013 and 2012.

(5) Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012, and 2011.

(6) Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012, and 2011.

(7) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2013, 2012, and 2011.

(8) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(a) Second Amendment to the Distribution Agreement

(4) Variable Annuity Policy (Note 3)

(5) Form of Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 1)

(14) (a) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(f) Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund") (Note 5)

(g) Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company (Note 6)

(h) Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. (Note 7)

(15) Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 6)

(b) Power of Attorney for Miles Mei (Note 6)

(c) Power of Attorney for Kathleen A. Murphy (Note 6)

(d) Power of Attorney for Rodney R. Rohda (Note 6)

(e) Power of Attorney for Roger T. Servison (Note 6)

(f) Power of Attorney for Cyrus Taraporevala (Note 8)

(g) Power of Attorney for Kathleen M. Graveline is filed here within

(h) Power of Attorney for Malcom MacKay is filed here within

(i) Power of Attorney for Floyd L. Smith is filed here within

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on January 25, 1999.

(Note 3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(Note 4) Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on June 18, 2010.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 29, 2013.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

CYRUS TARAPOREVALA, Director and President

NORMAN L. ASHKENAS, Director

PETER G. JOHANNSEN, Director

KATHLEEN M. GRAVELINE, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Development and Risk Management
Robert J. Cummings	Senior Vice President, Client Services and Sales
Edward M. Shea	Vice President, General Counsel, and Secretary
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Felicia F. Tierney	Vice President, Human Resources
Deborah Walsh	Senior Vice President, Systems and Technology
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Brett Wollam	Senior Vice President, Marketing

The principal business address for each of the persons named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2014 there were 0 Qualified Contracts and 65,141 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President
	Michael Durbin	Director
	Kathleen Murphy	Director
	Scott G. Hutzler	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Chief Compliance Officer
	Peter D. Stahl	Assistant Secretary
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2014.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Cyrus Taraporevala		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2014.

Signature	Title

/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
/s/ *		)By:	/s/Edward M. Shea
Floyd L. Smith	Director	)	Edward M. Shea
		)	(Attorney-in-Fact)*